UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2019

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Government Income Fund

Quarterly portfolio holdings 2/28/19

Fund’s investments
As of 2-28-19 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 69.1%				$167,257,583
(Cost $168,247,569)
U.S. Government 37.9%				91,699,290
U.S. Treasury
Bond	2.875	05-15-43	6,850,000	6,612,658
Bond	2.875	11-15-46	9,095,000	8,742,214
Bond	3.000	02-15-48	11,920,000	11,712,331
Bond	3.125	02-15-43	4,395,000	4,436,203
Note	2.250	02-15-27	2,450,000	2,377,744
Note (A)	2.500	01-31-24	6,250,000	6,243,164
Note	2.750	09-15-21	6,115,000	6,151,069
Note	2.750	07-31-23	5,500,000	5,551,133
Note	2.875	09-30-23	23,000,000	23,340,511
Note	3.000	10-31-25	10,850,000	11,103,025
Note (A)	3.125	11-15-28	5,250,000	5,429,238
U.S. Government Agency 31.2%				75,558,293
Federal Farm Credit Banks Bond	3.370	12-05-22	2,500,000	2,502,490
Federal Home Loan Bank
Bond	3.170	10-29-21	2,500,000	2,501,640
Bond	3.250	11-16-21	3,600,000	3,602,887
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	04-01-43	1,120,264	1,103,096
30 Yr Pass Thru	3.500	12-01-44	3,551,740	3,582,933
30 Yr Pass Thru	3.500	02-01-47	1,750,540	1,763,178
30 Yr Pass Thru	4.000	12-01-40	840,015	865,582
30 Yr Pass Thru	4.000	01-01-41	911,909	939,664
30 Yr Pass Thru	4.000	01-01-41	1,010,518	1,041,274
30 Yr Pass Thru	4.000	11-01-43	1,357,853	1,407,243
30 Yr Pass Thru	4.000	06-01-47	1,806,602	1,864,693
Note	3.350	09-28-23	2,500,000	2,500,695
Federal National Mortgage Association
15 Yr Pass Thru	3.000	03-01-28	1,528,577	1,530,859
15 Yr Pass Thru	3.500	03-01-26	1,692,068	1,721,170
15 Yr Pass Thru	3.500	07-01-26	982,731	1,000,673
30 Yr Pass Thru	3.500	07-01-43	2,115,172	2,135,809
30 Yr Pass Thru	3.500	03-01-44	1,022,282	1,032,256
30 Yr Pass Thru	3.500	01-01-45	4,989,219	5,031,660
30 Yr Pass Thru	3.500	04-01-45	4,708,562	4,739,787
30 Yr Pass Thru	4.000	09-01-40	2,442,338	2,514,472
30 Yr Pass Thru	4.000	12-01-40	1,642,861	1,691,896
30 Yr Pass Thru	4.000	09-01-41	1,678,137	1,727,700
30 Yr Pass Thru	4.000	10-01-41	1,739,275	1,792,002
30 Yr Pass Thru	4.000	01-01-42	808,974	833,499
30 Yr Pass Thru	4.000	07-01-42	2,038,943	2,100,756
30 Yr Pass Thru	4.000	11-01-42	4,093,170	4,214,060
30 Yr Pass Thru	4.000	11-01-43	3,486,964	3,595,943
30 Yr Pass Thru	4.000	12-01-43	2,008,310	2,066,056
30 Yr Pass Thru	4.500	08-01-40	1,662,175	1,744,117
30 Yr Pass Thru	4.500	06-01-41	2,860,697	2,999,935
30 Yr Pass Thru	4.500	07-01-41	2,516,167	2,638,636
30 Yr Pass Thru	4.500	11-01-41	562,067	589,775
30 Yr Pass Thru	4.500	02-01-42	1,571,151	1,643,696
30 Yr Pass Thru	4.500	04-01-48	2,354,843	2,467,252
2	JOHN HANCOCK GOVERNMENT INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	04-01-35	199,287	$212,122

30 Yr Pass Thru	5.000	09-01-40	754,218	805,650

30 Yr Pass Thru	5.000	04-01-41	979,033	1,053,137
Municipal bonds 0.4%				$1,066,931
(Cost $1,065,208)
Pennsylvania Higher Education Assistance Agency (3 month LIBOR + 0.130%) (B)	2.901	10-25-36	1,080,480	1,066,931
Collateralized mortgage obligations 26.8%				$64,690,319
(Cost $64,797,073)
Commercial and residential 2.6%				6,240,272
Citigroup Mortgage Loan Trust, Inc. Series 2018-RP1, Class A1 (C)(D)	3.000	09-25-64	1,770,386	1,729,354
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2012-CR2, Class XA IO	1.649	08-15-45	3,906,099	180,429
Commercial Mortgage Trust (Deutsche Bank AG) Series 2013-LC13, Class B (C)(D)	5.009	08-10-46	595,000	626,673
HarborView Mortgage Loan Trust Series 2005-2, Class X IO	0.545	05-19-35	5,785,300	263,131
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	1.107	10-25-36	7,455,870	271,118
Series 2005-AR18, Class 2X IO	0.689	10-25-36	7,004,179	69,008
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-HSBC, Class XA IO (C)	1.431	07-05-32	4,892,030	206,129
Seasoned Credit Risk Transfer Trust Series 2018-3, Class MA	3.500	08-25-57	1,860,364	1,864,877
Wells Fargo Commercial Mortgage Trust Series 2013-120B, Class C (C)(D)	2.710	03-18-28	1,040,000	1,029,553
U.S. Government Agency 24.2%				58,450,047
Federal Home Loan Mortgage Corp.
Series 237, Class F29 (1 month LIBOR + 0.250%) (B)	2.739	05-15-36	1,192,842	1,190,257
Series 246, Class F29 (1 month LIBOR + 0.250%) (B)	2.739	05-15-37	1,882,016	1,878,144
Series 279, Class F6 (1 month LIBOR + 0.450%) (B)	2.939	09-15-42	1,686,271	1,685,776
Series 3903, Class LF (1 month LIBOR + 0.550%) (B)	3.039	08-15-41	1,320,679	1,329,408
Series 4005, Class PF (1 month LIBOR + 0.500%) (B)	2.989	10-15-41	495,389	497,036
Series 4083, Class PB	3.500	09-15-41	5,552,330	5,641,845
Series 4125, Class FH (1 month LIBOR + 0.350%) (B)	2.839	11-15-42	798,363	794,536
Series 4191, Class FA (1 month LIBOR + 0.300%) (B)	2.789	03-15-43	1,242,788	1,239,016
Series 4215, Class NF (1 month LIBOR + 0.350%) (B)	2.839	06-15-43	2,409,029	2,396,531
Series 4236, Class DF (1 month LIBOR + 0.450%) (B)	2.939	08-15-43	625,786	626,240
Series 4459, Class CA	5.000	12-15-34	157,249	164,702
Series 4482, Class MA	2.000	04-15-31	829,189	819,449
Series K012, Class A2 (D)	4.185	12-25-20	2,603,000	2,655,765
Series K017, Class X1 IO	1.303	12-25-21	3,624,234	109,009
Series K018, Class X1 IO	1.346	01-25-22	3,497,331	107,415
Series K022, Class X1 IO	1.232	07-25-22	9,046,138	315,537
Series K026, Class X1 IO	0.996	11-25-22	4,326,940	131,770
Series K030, Class X1 IO	0.196	04-25-23	48,251,131	353,304
Series K032, Class A1	3.016	02-25-23	912,378	917,964
Series K038, Class X1 IO	1.162	03-25-24	6,925,713	335,497
Series K048, Class X1 IO	0.250	06-25-25	5,140,923	72,044
Series K049, Class A2	3.010	07-25-25	3,000,000	2,996,675
Series K050, Class X1 IO	0.329	08-25-25	73,184,812	1,390,087
Series K053, Class X1 IO	0.890	12-25-25	27,947,903	1,422,777
Series K054, Class X1 IO	1.177	01-25-26	21,808,784	1,474,880
Series K709, Class X1 IO	1.493	03-25-19	85,336	15
Series K710, Class X1 IO	1.733	05-25-19	1,888,002	2,540
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series K711, Class X1 IO	1.653	07-25-19	7,501,801	$15,186
Series K715, Class X1 IO	1.113	01-25-21	35,990,765	641,525
Series K716, Class A2	3.130	06-25-21	575,000	578,219
Series K718, Class X1 IO	0.624	01-25-22	21,468,826	325,452
Series K720, Class X1 IO	0.530	08-25-22	64,610,835	950,755
Series K722, Class X1 IO	1.307	03-25-23	26,858,276	1,141,778
Series K725, Class A1	2.666	05-25-23	1,400,282	1,392,967
Series KSMC, Class A2	2.615	01-25-23	2,000,000	1,980,763
Federal National Mortgage Association
Series 1993-225, Class TK	6.500	12-25-23	195,657	201,565
Series 2010-123, Class FL (1 month LIBOR + 0.430%) (B)	2.940	11-25-40	355,637	355,598
Series 2011-32, Class CK	3.500	09-25-28	59,417	59,345
Series 2012-120, Class AF (1 month LIBOR + 0.250%) (B)	2.760	02-25-32	971,793	967,540
Series 2013-35, Class QB	1.750	02-25-43	915,502	897,133
Series 2013-40, Class DG	2.000	06-25-37	923,779	908,676
Series 2014-28, Class BD	3.500	08-25-43	2,419,273	2,449,766
Series 2014-44, Class DA	3.000	07-25-36	1,114,725	1,117,338
Series 2014-49, Class C	3.000	08-25-44	1,037,275	1,037,906
Series 2015-M13, Class A2 (D)	2.711	06-25-25	1,500,000	1,475,899
Series 2016-40, Class MF (1 month LIBOR + 0.500%) (B)	3.010	07-25-46	877,037	877,989
Series 2018-M7, Class A1 (D)	3.052	03-25-28	1,952,952	1,972,000
Government National Mortgage Association
Series 2007-26, Class FB (1 month LIBOR + 0.250%) (B)	2.735	05-20-37	2,924,219	2,916,191
Series 2012-114, Class IO	0.766	01-16-53	1,831,895	83,651
Series 2013-30, Class A	1.500	05-16-42	477,831	450,105
Series 2015-7, Class IO	0.789	01-16-57	16,899,095	954,652
Series 2017-109, Class IO	0.611	04-16-57	2,703,966	146,117
Series 2017-124, Class IO	0.706	01-16-59	3,327,499	209,828
Series 2017-140, Class IO	0.609	02-16-59	1,952,065	115,465
Series 2017-20, Class IO	0.748	12-16-58	4,205,698	254,481
Series 2017-3, Class IO	0.908	09-16-58	3,936,291	289,852
Series 2017-41, Class IO	0.793	07-16-58	2,838,777	189,178
Series 2017-46, Class IO	0.621	11-16-57	3,103,785	175,367
Series 2017-54, Class IO	0.653	12-16-58	19,387,465	1,138,385
Series 2017-61, Class IO	0.768	05-16-59	1,925,409	133,365
Series 2017-74, Class IO	0.777	09-16-58	3,507,789	206,399
Series 2017-89, Class IO	0.766	07-16-59	3,548,376	242,000
Series 2018-114, Class IO	0.540	04-16-60	3,787,714	218,184
Series 2018-68, Class A	2.850	04-16-50	717,851	705,022

Series 2018-9, Class IO	0.558	01-16-60	2,227,682	126,186
Asset backed securities 2.7%				$6,474,491
(Cost $6,515,341)
Asset backed securities 2.7%				6,474,491
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) (B)(C)	2.730	07-25-36	302,629	301,238
Higher Education Funding I Series 2005-1, Class A5 (3 month LIBOR + 0.160%) (B)	2.811	02-25-32	318,011	317,880
SBA Small Business Investment Companies Series 2017-10A, Class 1	2.845	03-10-27	2,833,700	2,835,247
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (1 month LIBOR + 1.500%) (B)	4.009	02-25-35	195,669	193,599
TAL Advantage V LLC Series 2014-1A, Class A (C)	3.510	02-22-39	195,000	193,751
Towd Point Mortgage Trust
Series 2017-1, Class A1 (C)(D)	2.750	10-25-56	141,513	138,507
4	JOHN HANCOCK GOVERNMENT INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2017-2, Class A1 (C)(D)	2.750	04-25-57	111,306	$109,044
Series 2017-3, Class A1 (C)(D)	2.750	07-25-57	1,452,889	1,418,258
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) (B)(C)	3.110	02-25-57	972,396	966,967

	Yield (%)	Shares	Value
Securities lending collateral 2.2%			$5,366,251
(Cost $5,366,294)
John Hancock Collateral Trust (E)	2.5250(F)	536,244	5,366,251

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.1%				$2,602,000
(Cost $2,602,000)
U.S. Government Agency 0.2%				495,000
Federal Agricultural Mortgage Corp. Discount Note	2.250	03-01-19	148,000	148,000
Federal Home Loan Bank Discount Note	2.260	03-01-19	347,000	347,000

	Par value^	Value
Repurchase agreement 0.9%		2,107,000
Barclays Tri-Party Repurchase Agreement dated 2-28-19 at 2.550% to be repurchased at $2,107,149 on 3-1-19, collateralized by $1,952,600 U.S. Treasury Bonds, 3.625% due 2-15-44 (valued at $2,149,398, including interest)	2,107,000	2,107,000

Total investments (Cost $248,593,485) 102.3%	$247,457,575
Other assets and liabilities, net (2.3%)	(5,618,634)
Total net assets 100.0%	$241,838,941

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is on loan as of 2-28-19. The value of securities on loan amounted to $5,249,943.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 2-28-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2019, all investments are categorized as Level 2 under the hierarchy described above, except securities lending collateral, which is categorized as Level 1.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities also have the risk that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

       6

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	195,716	7,274,781	(6,934,253)	536,244	—	—	$899	$53	$5,366,251

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	56Q3	02/19
This report is for the information of the shareholders of John Hancock Government Income Fund.		4/19

John Hancock

High Yield Fund

Quarterly portfolio holdings 2/28/19

Fund’s investments
As of 2-28-19 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 83.6%				$621,560,601
(Cost $626,098,950)
Communication services 21.3%				157,988,921
Diversified telecommunication services 5.0%
Cincinnati Bell, Inc. (A)	8.000	10-15-25	4,260,000	3,855,300
Consolidated Communications, Inc.	6.500	10-01-22	2,140,000	1,995,550
Frontier Communications Corp.	6.250	09-15-21	4,150,000	2,863,500
Frontier Communications Corp.	7.125	01-15-23	2,855,000	1,684,450
GCI LLC	6.875	04-15-25	4,130,000	4,212,600
Intelsat Connect Finance SA (A)	9.500	02-15-23	1,600,000	1,548,000
Intelsat Jackson Holdings SA (A)	8.000	02-15-24	2,361,000	2,456,916
Intelsat Jackson Holdings SA (A)	8.500	10-15-24	2,520,000	2,544,444
Intelsat Luxembourg SA	8.125	06-01-23	2,350,000	1,962,250
Radiate Holdco LLC (A)	6.625	02-15-25	4,735,000	4,450,900
UPC Holding BV (A)	5.500	01-15-28	6,235,000	6,406,463
West Corp. (A)	8.500	10-15-25	3,440,000	2,841,302
Entertainment 1.6%
Lions Gate Capital Holdings LLC (A)	5.875	11-01-24	2,025,000	2,050,313
Lions Gate Capital Holdings LLC (A)	6.375	02-01-24	3,800,000	3,867,640
Netflix, Inc. (A)	5.875	11-15-28	4,710,000	4,905,701
Netflix, Inc. (A)	6.375	05-15-29	1,000,000	1,062,190
Interactive media and services 1.2%
Match Group, Inc.	6.375	06-01-24	3,877,000	4,090,235
Uber Technologies, Inc. (A)	8.000	11-01-26	4,530,000	4,733,850
Media 10.2%
Altice Financing SA (A)	7.500	05-15-26	1,545,000	1,494,788
Altice Luxembourg SA (A)	7.750	05-15-22	2,460,000	2,444,625
Cablevision Systems Corp.	5.875	09-15-22	1,090,000	1,124,403
Cablevision Systems Corp.	8.000	04-15-20	4,500,000	4,715,100
CCO Holdings LLC (A)	5.000	02-01-28	6,705,000	6,453,563
CCO Holdings LLC	5.125	02-15-23	5,100,000	5,182,875
CCO Holdings LLC (A)	5.125	05-01-27	5,215,000	5,117,219
Cengage Learning, Inc. (A)	9.500	06-15-24	4,530,000	3,771,225
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22	4,980,000	5,092,050
CSC Holdings LLC (A)	5.375	02-01-28	3,925,000	3,856,313
CSC Holdings LLC (A)	5.500	04-15-27	4,430,000	4,452,150
CSC Holdings LLC (A)	7.500	04-01-28	3,000,000	3,165,000
DISH DBS Corp.	6.750	06-01-21	2,490,000	2,546,025
EMI Music Publishing Group North America Holdings, Inc. (A)	7.625	06-15-24	4,050,000	4,293,000
MDC Partners, Inc. (A)	6.500	05-01-24	6,080,000	5,259,200
National CineMedia LLC	6.000	04-15-22	4,420,000	4,469,283
Sirius XM Radio, Inc. (A)	5.375	04-15-25	4,250,000	4,331,016
Sirius XM Radio, Inc. (A)	6.000	07-15-24	1,790,000	1,854,888
Tribune Media Company	5.875	07-15-22	3,755,000	3,820,713
WMG Acquisition Corp. (A)	5.500	04-15-26	2,735,000	2,752,094
Wireless telecommunication services 3.3%
Sprint Communications, Inc.	6.000	11-15-22	4,980,000	5,052,210
Sprint Communications, Inc.	7.000	08-15-20	765,000	797,436
Sprint Communications, Inc.	11.500	11-15-21	1,600,000	1,863,680
Sprint Corp.	7.125	06-15-24	4,175,000	4,313,735
Sprint Corp.	7.875	09-15-23	2,250,000	2,404,688
T-Mobile USA, Inc.	4.750	02-01-28	2,225,000	2,152,688
T-Mobile USA, Inc.	6.500	01-15-26	3,220,000	3,437,350
2	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services (continued)
United States Cellular Corp.	6.700	12-15-33	4,000,000	$4,240,000
Consumer discretionary 5.3%				39,055,262
Auto components 0.4%
Adient Global Holdings, Ltd. (A)	4.875	08-15-26	3,710,000	2,838,150
Automobiles 0.4%
Mclaren Finance PLC (A)	5.750	08-01-22	2,960,000	2,796,433
Hotels, restaurants and leisure 3.2%
Eldorado Resorts, Inc. (A)	6.000	09-15-26	2,010,000	2,045,175
Eldorado Resorts, Inc.	7.000	08-01-23	5,380,000	5,635,550
GLP Capital LP	5.375	04-15-26	2,775,000	2,867,102
International Game Technology PLC (A)	6.500	02-15-25	3,160,000	3,361,450
MGM Resorts International	6.000	03-15-23	2,610,000	2,730,713
Waterford Gaming LLC (A)(B)(C)	8.625	09-15-14	1,649,061	0
Wyndham Destinations, Inc.	6.350	10-01-25	6,825,000	7,080,938
Household durables 0.7%
Tempur Sealy International, Inc.	5.500	06-15-26	2,815,000	2,807,963
William Lyon Homes, Inc.	6.000	09-01-23	2,600,000	2,418,000
Specialty retail 0.6%
Group 1 Automotive, Inc. (A)	5.250	12-15-23	4,485,000	4,473,788
Consumer staples 2.1%				15,401,969
Food and staples retailing 0.8%
Rite Aid Corp. (A)	6.125	04-01-23	1,700,000	1,452,293
Simmons Foods, Inc. (A)	5.750	11-01-24	2,850,000	2,351,250
Simmons Foods, Inc. (A)	7.750	01-15-24	1,755,000	1,833,975
Food products 0.6%
Post Holdings, Inc. (A)	5.500	03-01-25	2,655,000	2,661,638
Post Holdings, Inc. (A)	5.625	01-15-28	1,900,000	1,835,875
Household products 0.3%
Spectrum Brands, Inc.	6.625	11-15-22	2,200,000	2,249,500
Personal products 0.4%
Revlon Consumer Products Corp.	6.250	08-01-24	5,225,000	3,017,438
Energy 15.0%				111,601,830
Energy equipment and services 2.2%
Archrock Partners LP	6.000	10-01-22	4,490,000	4,445,100
CSI Compressco LP	7.250	08-15-22	7,355,000	6,564,338
Diamond Offshore Drilling, Inc.	7.875	08-15-25	1,560,000	1,474,200
Nabors Industries, Inc.	5.750	02-01-25	4,590,000	4,050,675
Oil, gas and consumable fuels 12.8%
Andeavor Logistics LP	5.250	01-15-25	3,885,000	3,951,052
Blue Racer Midstream LLC (A)	6.125	11-15-22	4,430,000	4,490,913
Cheniere Corpus Christi Holdings LLC	5.875	03-31-25	4,460,000	4,749,945
Cheniere Corpus Christi Holdings LLC	7.000	06-30-24	3,745,000	4,147,588
Chesapeake Energy Corp.	7.500	10-01-26	4,000,000	3,950,000
Chesapeake Energy Corp.	8.000	06-15-27	3,665,000	3,629,633
DCP Midstream Operating LP	5.375	07-15-25	5,300,000	5,512,000
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (A)	5.850	05-21-43	3,875,000	3,429,375
Denbury Resources, Inc. (A)	7.500	02-15-24	2,475,000	2,208,938
Diamondback Energy, Inc. (A)	4.750	11-01-24	3,100,000	3,134,875
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	3

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	2,635,000	$2,592,130
Energy Transfer LP	5.500	06-01-27	6,240,000	6,552,000
Laredo Petroleum, Inc.	6.250	03-15-23	4,600,000	4,289,500
Murphy Oil Corp.	6.875	08-15-24	3,330,000	3,522,372
Newfield Exploration Company	5.375	01-01-26	3,050,000	3,217,750
Oasis Petroleum, Inc. (A)	6.250	05-01-26	2,525,000	2,405,063
Oasis Petroleum, Inc.	6.875	03-15-22	3,146,000	3,142,068
Parsley Energy LLC (A)	5.375	01-15-25	1,690,000	1,694,225
Parsley Energy LLC (A)	5.625	10-15-27	3,795,000	3,757,050
PBF Holding Company LLC	7.250	06-15-25	3,605,000	3,696,928
Plains All American Pipeline LP (6.125% to 11-15-22, then 3 month LIBOR + 4.110%) (D)	6.125	11-15-22	4,390,000	4,058,775
SM Energy Company	5.625	06-01-25	4,195,000	3,922,325
SM Energy Company	6.750	09-15-26	2,555,000	2,446,413
Tallgrass Energy Partners LP (A)	5.500	09-15-24	3,415,000	3,488,593
Targa Resources Partners LP (A)	5.875	04-15-26	3,180,000	3,307,200
WPX Energy, Inc.	5.250	09-15-24	3,785,000	3,770,806
Financials 12.2%				90,349,952
Banks 5.5%
Bank of America Corp. (6.100% to 3-17-25, then 3 month LIBOR + 3.898%) (D)	6.100	12-29-49	4,150,000	4,411,409
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (D)	7.750	09-15-23	4,295,000	4,284,263
BNP Paribas SA (7.000% to 8-16-28, then 5 Year U.S. Swap Rate + 3.980%) (A)(D)	7.000	08-16-28	3,470,000	3,470,000
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(D)	8.125	12-23-25	2,715,000	3,028,813
Freedom Mortgage Corp. (A)	8.125	11-15-24	4,600,000	4,312,500
Freedom Mortgage Corp. (A)	8.250	04-15-25	2,940,000	2,763,600
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year U.S. ISDAFIX + 3.606%) (D)	6.500	03-23-28	4,875,000	4,798,853
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (D)	6.500	04-16-25	4,055,000	4,040,808
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (D)	7.500	06-27-24	3,045,000	3,139,395
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (A)(D)	7.375	09-13-21	4,535,000	4,693,725
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (D)	5.875	06-15-25	1,600,000	1,686,000
Capital markets 0.6%
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (A)(D)	7.500	07-17-23	4,645,000	4,779,241
Consumer finance 1.8%
Enova International, Inc. (A)	8.500	09-01-24	1,635,000	1,565,513
Enova International, Inc. (A)	8.500	09-15-25	4,050,000	3,837,375
goeasy, Ltd. (A)	7.875	11-01-22	2,815,000	2,955,750
Springleaf Finance Corp.	7.125	03-15-26	4,900,000	4,961,250
Diversified financial services 0.9%
ASP AMC Merger Sub, Inc. (A)	8.000	05-15-25	3,355,000	1,560,075
Lincoln Finance, Ltd. (A)	7.375	04-15-21	1,955,000	1,989,213
Refinitiv US Holdings, Inc. (A)	8.250	11-15-26	3,125,000	3,057,617
Insurance 0.3%
Ardonagh Midco 3 PLC (A)	8.625	07-15-23	2,190,000	1,927,200
4	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Mortgage real estate investment trusts 0.6%
Starwood Property Trust, Inc.	5.000	12-15-21	4,315,000	$4,406,694
Thrifts and mortgage finance 2.5%
Ladder Capital Finance Holdings LLLP (A)	5.875	08-01-21	3,360,000	3,423,000
MGIC Investment Corp.	5.750	08-15-23	4,940,000	5,151,432
Nationstar Mortgage LLC	6.500	06-01-22	5,100,000	5,060,526
Quicken Loans, Inc. (A)	5.250	01-15-28	3,200,000	2,916,000
Stearns Holdings LLC (A)	9.375	08-15-20	2,290,000	2,129,700
Health care 8.2%				61,158,687
Health care providers and services 5.9%
Centene Corp. (A)	5.375	06-01-26	3,350,000	3,475,625
Centene Corp.	6.125	02-15-24	3,190,000	3,337,538
DaVita, Inc.	5.125	07-15-24	4,575,000	4,529,250
Encompass Health Corp.	5.750	11-01-24	4,035,000	4,076,561
HCA, Inc.	5.250	06-15-26	2,735,000	2,884,066
HCA, Inc.	5.375	02-01-25	6,840,000	7,094,380
MEDNAX, Inc. (A)	5.250	12-01-23	4,580,000	4,631,525
MEDNAX, Inc. (A)	6.250	01-15-27	3,060,000	3,076,983
Select Medical Corp.	6.375	06-01-21	5,365,000	5,385,119
Team Health Holdings, Inc. (A)	6.375	02-01-25	3,115,000	2,472,531
Tenet Healthcare Corp.	6.750	06-15-23	3,200,000	3,280,000
Pharmaceuticals 2.3%
Bausch Health Americas, Inc. (A)	8.500	01-31-27	1,483,000	1,535,832
Bausch Health Americas, Inc. (A)	9.250	04-01-26	3,905,000	4,207,638
Bausch Health Companies, Inc. (A)	5.500	11-01-25	2,990,000	3,016,163
Endo Finance LLC (A)	5.375	01-15-23	3,074,000	2,551,420
Mallinckrodt International Finance SA (A)	5.500	04-15-25	3,295,000	2,685,425
Teva Pharmaceutical Finance Netherlands III BV	6.750	03-01-28	2,855,000	2,918,631
Industrials 4.0%				29,702,324
Aerospace and defense 0.5%
TransDigm, Inc. (A)	6.250	03-15-26	3,550,000	3,638,750
Air freight and logistics 0.4%
Mexico City Airport Trust (A)	4.250	10-31-26	3,000,000	2,748,780
Building products 0.8%
Standard Industries, Inc. (A)	5.375	11-15-24	4,165,000	4,227,475
Standard Industries, Inc. (A)	6.000	10-15-25	1,960,000	2,045,750
Commercial services and supplies 1.3%
Cimpress NV (A)	7.000	06-15-26	4,400,000	4,191,000
Tervita Escrow Corp. (A)	7.625	12-01-21	5,365,000	5,351,588
Construction and engineering 0.7%
AECOM	5.125	03-15-27	3,275,000	3,107,156
HC2 Holdings, Inc. (A)	11.500	12-01-21	2,005,000	1,784,450
Trading companies and distributors 0.3%
United Rentals North America, Inc.	5.500	07-15-25	2,550,000	2,607,375
Information technology 5.9%				44,226,301
Communications equipment 0.6%
CommScope Finance LLC (A)	6.000	03-01-26	1,953,000	1,999,384
CommScope Finance LLC (A)	8.250	03-01-27	2,500,000	2,593,875
Electronic equipment, instruments and components 0.5%
TTM Technologies, Inc. (A)	5.625	10-01-25	4,300,000	4,074,250
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	5

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
IT services 1.5%
Banff Merger Sub, Inc. (A)	9.750	09-01-26	3,600,000	$3,487,500
First Data Corp. (A)	5.750	01-15-24	2,725,000	2,812,445
Travelport Corporate Finance PLC (A)	6.000	03-15-26	4,450,000	4,733,688
Semiconductors and semiconductor equipment 0.8%
Micron Technology, Inc.	5.327	02-06-29	3,000,000	3,005,527
Qorvo, Inc. (A)	5.500	07-15-26	3,220,000	3,284,400
Software 1.4%
Ascend Learning LLC (A)	6.875	08-01-25	2,500,000	2,434,375
j2 Cloud Services LLC (A)	6.000	07-15-25	3,351,000	3,440,572
Symantec Corp. (A)	5.000	04-15-25	4,250,000	4,233,912
Technology hardware, storage and peripherals 1.1%
Dell International LLC (A)	8.350	07-15-46	2,300,000	2,691,589
Seagate HDD Cayman	4.750	06-01-23	2,355,000	2,362,151
Seagate HDD Cayman	4.875	06-01-27	3,295,000	3,072,633
Materials 5.9%				44,221,180
Chemicals 1.0%
Ashland LLC	6.875	05-15-43	2,710,000	2,764,200
The Chemours Company	6.625	05-15-23	4,427,000	4,593,234
Containers and packaging 1.3%
ARD Finance SA (7.125% Cash or 7.875% PIK)	7.125	09-15-23	3,725,000	3,734,313
Reynolds Group Issuer, Inc.	5.750	10-15-20	2,926,705	2,932,559
Reynolds Group Issuer, Inc. (A)	7.000	07-15-24	3,200,000	3,276,736
Metals and mining 3.3%
Coeur Mining, Inc.	5.875	06-01-24	3,470,000	3,348,550
First Quantum Minerals, Ltd. (A)	7.250	05-15-22	4,600,000	4,628,750
First Quantum Minerals, Ltd. (A)	7.500	04-01-25	2,450,000	2,364,250
Freeport-McMoRan, Inc.	6.875	02-15-23	3,220,000	3,401,125
Teck Resources, Ltd.	6.250	07-15-41	6,675,000	6,965,363
Teck Resources, Ltd. (A)	8.500	06-01-24	3,300,000	3,543,375
Paper and forest products 0.3%
Norbord, Inc. (A)	6.250	04-15-23	2,610,000	2,668,725
Real estate 1.1%				8,357,375
Equity real estate investment trusts 0.5%
Equinix, Inc.	5.875	01-15-26	3,400,000	3,561,500
Real estate management and development 0.6%
Williams Scotsman International, Inc. (A)	7.875	12-15-22	4,725,000	4,795,875
Utilities 2.6%				19,496,800
Electric utilities 0.4%
Vistra Operations Company LLC (A)	5.625	02-15-27	2,630,000	2,708,900
Gas utilities 1.3%
AmeriGas Partners LP	5.500	05-20-25	2,900,000	2,871,000
AmeriGas Partners LP	5.625	05-20-24	4,150,000	4,191,500
AmeriGas Partners LP	5.750	05-20-27	2,650,000	2,597,000
Independent power and renewable electricity producers 0.9%
Clearway Energy Operating LLC	5.375	08-15-24	3,905,000	3,826,900

NRG Energy, Inc.	6.625	01-15-27	3,100,000	3,301,500
6	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value

Convertible bonds 1.3%					$9,403,234
(Cost $10,163,914)
Communication services 0.6%					4,716,112
Entertainment 0.3%
DHX Media, Ltd. (A)	5.875	09-30-24	CAD	3,655,000	2,225,302
Media 0.3%
DISH Network Corp.	3.375	08-15-26		2,900,000	2,490,810
Consumer discretionary 0.3%					1,844,816
Internet and direct marketing retail 0.3%
Liberty Expedia Holdings, Inc. (A)	1.000	06-30-47		1,875,000	1,844,816
Information technology 0.4%					2,842,306
Semiconductors and semiconductor equipment 0.2%
Novellus Systems, Inc.	2.625	05-15-41		200,000	1,077,138
Software 0.2%

Avaya Holdings Corp. (A)	2.250	06-15-23		2,000,000	1,765,168
Capital preferred securities 0.3%					$2,328,000
(Cost $2,202,446)
Financials 0.3%					2,328,000
Banks 0.3%

Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (D)(E)	5.570	04-01-19		2,400,000	2,328,000
Term loans (F) 6.3%					$47,195,799
(Cost $48,580,482)
Communication services 1.6%					11,654,890
Entertainment 0.3%
Metro-Goldwyn-Mayer, Inc., 2018 2nd Lien Term Loan (1 month LIBOR + 4.500%)	7.000	07-03-26		2,300,000	2,239,625
Interactive media and services 0.8%
Ancestry.com Operations, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.750	10-19-23		3,314,280	3,292,174
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan (3 month LIBOR + 3.000%)	5.737	11-03-23		2,282,620	2,171,342
Media 0.5%
Houghton Mifflin Harcourt Publishers, Inc., 2015 Term Loan B (1 month LIBOR + 3.000%)	5.493	05-31-21		1,994,832	1,885,116
McGraw-Hill Global Education Holdings LLC, 2016 Term Loan B (1 month LIBOR + 4.000%)	6.493	05-04-22		2,247,709	2,066,633
Consumer discretionary 1.1%					8,534,453
Auto components 0.6%
American Tire Distributors, Inc., 2015 Term Loan (B)	0.000	09-02-24		4,569,580	4,141,182
American Tire Distributors, Inc., Exit FILO Term Loan (3 month LIBOR + 6.000%)	8.663	09-01-23		407,121	391,854
Hotels, restaurants and leisure 0.2%
Fontainebleau Las Vegas Holdings LLC, Delayed Draw Term Loan (B)(C)	0.000	06-06-19		757,938	0
Fontainebleau Las Vegas Holdings LLC, Term Loan B (B)(C)	0.000	06-06-19		1,618,638	0
Twin River Management Group, Inc., New Term Loan B (3 month LIBOR + 3.500%)	6.303	07-10-20		1,295,460	1,293,297
Multiline retail 0.3%
Neiman Marcus Group, Ltd. LLC, 2020 Term Loan (1 month LIBOR + 3.250%)	5.763	10-25-20		2,953,368	2,708,120
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	7

	Rate (%)	Maturity date	Par value^	Value
Energy 0.1%				$825,723
Energy equipment and services 0.1%
FTS International, Inc., New Term Loan B (1 month LIBOR + 4.750%)	7.243	04-16-21	828,049	825,723
Health care 0.9%				6,861,750
Health care providers and services 0.9%
Concentra, Inc., 2018 2nd Lien Term Loan (1 month LIBOR + 6.500%)	9.020	06-01-23	3,000,000	3,000,000
Gentiva Health Services, Inc., 2018 2nd Lien Term Loan (1 month LIBOR + 7.000%)	9.500	07-02-26	3,800,000	3,861,750
Industrials 1.1%				8,151,055
Aerospace and defense 0.7%
Jazz Acquisition, Inc., 1st Lien Term Loan (3 month LIBOR + 3.500%)	6.303	06-19-21	1,545,165	1,496,879
WP CPP Holdings LLC, 2018 Term Loan (1 and 3 month LIBOR + 3.750%)	6.509	04-30-25	3,680,775	3,665,426
Commercial services and supplies 0.4%
Quad/Graphics, Inc., 2018 Term Loan B (1 month LIBOR + 5.000%)	7.500	01-31-26	3,000,000	2,988,750
Information technology 0.9%				6,367,616
IT services 0.4%
NeuStar, Inc., 2nd Lien Term Loan (1 month LIBOR + 8.000%)	10.493	08-08-25	2,674,258	2,614,087
Software 0.5%
Avaya, Inc., 2018 Term Loan B (1 and 2 month LIBOR + 4.250%)	6.780	12-15-24	1,831,500	1,828,313
SS&C European Holdings Sarl, 2018 Term Loan B4 (1 month LIBOR + 2.250%)	4.743	04-16-25	535,736	533,223
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 2.250%)	4.743	04-16-25	1,398,553	1,391,993
Materials 0.2%				1,848,893
Construction materials 0.2%
Doncasters US Finance LLC, 2nd Lien Term Loan (3 month LIBOR + 8.250%)	11.053	10-09-20	2,361,293	1,848,893
Real estate 0.4%				2,951,419
Equity real estate investment trusts 0.4%

iStar, Inc., 2016 Term Loan B (1 month LIBOR + 2.750%)	5.247	06-28-23	2,985,000	2,951,419
Collateralized mortgage obligations 0.7%				$5,055,987
(Cost $1,472,173)
Commercial and residential 0.7%				5,055,987
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (A)(G)	3.786	04-10-28	1,500,000	1,511,777
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	76,511,630	1,337,745
Series 2007-4, Class ES IO	0.350	07-19-47	78,228,310	1,305,584

Series 2007-6, Class ES IO (A)	0.343	08-19-37	67,368,159	900,881
Asset backed securities 0.4%				$2,917,317
(Cost $2,848,613)
Asset backed securities 0.4%				2,917,317
Coinstar Funding LLC Series 2017-1A, Class A2 (A)	5.216	04-25-47	589,500	592,442
Driven Brands Funding LLC Series 2015-1A, Class A2 (A)	5.216	07-20-45	2,259,113	2,324,875

8	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Common stocks 0.3%		$2,221,840
(Cost $9,348,250)
Communication services 0.0%		1
Media 0.0%
Vertis Holdings, Inc. (C)(H)	560,094	1
Energy 0.0%		0
Energy equipment and services 0.0%
TPT Acquisition, Inc. (C)(H)	2,560	0
Health care 0.2%		1,133,883
Pharmaceuticals 0.2%
Allergan PLC	8,234	1,133,883
Information technology 0.1%		1,087,956
Software 0.1%

Avaya Holdings Corp. (H)	70,236	1,087,956
Preferred securities 1.8%		$13,232,175
(Cost $15,443,394)
Energy 0.1%		681,441
Energy equipment and services 0.1%
Nabors Industries, Ltd., 6.000%	26,650	681,441
Financials 0.6%		4,436,493
Banks 0.6%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 8.469% (E)	170,700	4,436,493
Industrials 0.3%		2,004,349
Machinery 0.3%
Glasstech, Inc., Series A (C)(H)	144	107,710
Glasstech, Inc., Series B (C)(H)	4,475	1,896,639
Utilities 0.8%		6,109,892
Multi-utilities 0.8%

Dominion Energy, Inc., 6.750%	60,660	2,988,112

DTE Energy Company, 6.500%	56,360	3,121,780
Warrants 0.0%		$97,271
(Cost $0)
Avaya Holdings Corp. (Expiration Date: 12-15-22; Strike Price: $25.55) (H)	64,618	96,927

Halcon Resources Corp. (Expiration Date: 9-9-20; Strike Price: $14.04) (H)	17,215	344

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$180
(Cost $290,749)
Seventy Seven Energy, Inc. (C)(H)	6.500	07-15-22	3,130,000	180

	Contracts/Notional amount	Value
Purchased options 0.0%		$14,200
(Cost $1,033,294)
Puts 0.0%		14,200
Exchange Traded Option on iShares iBoxx High Yield Corporate Bond ETF (Expiration Date: 3-15-19; Strike Price: $82.00; Notional Amount: 710,000) (H)	7,100	14,200

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	9

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 4.9%				$36,364,000
(Cost $36,364,000)
U.S. Government Agency 0.9%				6,740,000
Federal Agricultural Mortgage Corp. Discount Note	2.250	03-01-19	1,923,000	1,923,000
Federal Home Loan Bank Discount Note	2.250	03-01-19	4,817,000	4,817,000

	Par value^	Value
Repurchase agreement 4.0%		29,624,000
Barclays Tri-Party Repurchase Agreement dated 2-28-19 at 2.550% to be repurchased at $28,596,025 on 3-1-19, collateralized by $26,497,400 U.S. Treasury Bonds, 3.625% due 2-15-44 (valued at $29,168,015, including interest)	28,594,000	28,594,000
Repurchase Agreement with State Street Corp. dated 2-28-19 at 1.300% to be repurchased at $1,030,037 on 3-1-19, collateralized by $1,055,000 U.S. Treasury Notes, 2.500% due 2-28-21 (valued at $1,055,000, including interest)	1,030,000	1,030,000

Total investments (Cost $753,846,265) 99.6%	$740,390,604
Other assets and liabilities, net 0.4%	3,104,871
Total net assets 100.0%	$743,495,475

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
CAD	Canadian Dollar

Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $315,860,223 or 42.5% of the fund's net assets as of 2-28-19.
(B)	Non-income producing - Issuer is in default.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 2-28-19:
United States	83.9%
Canada	4.5%
United Kingdom	3.2%
Luxembourg	2.6%
Netherlands	2.3%
France	1.5%
Other countries	2.0%
TOTAL	100.0%
10	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	90	Short	Jun 2019	$(11,012,884)	$(10,980,000)	$32,884
						$32,884
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	270,000	USD	202,718	Royal Bank of Canada	3/20/2019	$2,554	—
USD	2,272,241	CAD	2,997,396	JPMorgan Chase Bank N.A.	3/20/2019	—	$(6,560)
USD	53,337	CAD	70,000	Royal Bank of Canada	3/20/2019	119	—
USD	67,789	CAD	90,000	State Street Bank and Trust Company	3/20/2019	—	(635)
						$2,673	$(7,195)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Puts
Exchange-traded	iShares iBoxx High Yield Corporate Bond ETF	USD	78.00	Mar 2019	7,100	710,000	$301,502	$(7,100)
							$301,502	$(7,100)
							$301,502	$(7,100)
SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Citibank N.A.	D.R. Horton, Inc.	5,000,000	USD	$ 5,000,000	1.000%	Quarterly	Dec 2023	$ (56,681)	$ (13,887)	$ (70,568)
Morgan Stanley Capital Services LLC	AT&T, Inc.	5,000,000	USD	5,000,000	1.000%	Quarterly	Dec 2023	(26,013)	(3,460)	(29,473)
Morgan Stanley Capital Services LLC	AT&T, Inc.	5,000,000	USD	5,000,000	1.000%	Quarterly	Dec 2023	(34,732)	5,259	(29,473)
Morgan Stanley Capital Services LLC	Best Buy Company, Inc.	5,000,000	USD	5,000,000	5.000%	Quarterly	Dec 2023	(915,835)	(73,268)	(989,103)
Morgan Stanley Capital Services LLC	Southwest Airlines Company	5,000,000	USD	5,000,000	1.000%	Quarterly	Dec 2023	(115,189)	(3,645)	(118,834)
Morgan Stanley Capital Services LLC	Target Corp.	5,000,000	USD	5,000,000	1.000%	Quarterly	Dec 2023	(130,449)	(17,349)	(147,798)
Morgan Stanley Capital Services LLC	Target Corp.	5,000,000	USD	5,000,000	1.000%	Quarterly	Dec 2023	(134,982)	(12,816)	(147,798)
Morgan Stanley Capital Services LLC	The Walt Disney Company	5,000,000	USD	5,000,000	1.000%	Quarterly	Dec 2023	(132,713)	(55,648)	(188,361)
				$40,000,000				$(1,546,594)	$(174,814)	$(1,721,408)

Derivatives Currency Abbreviations
CAD	Canadian Dollar
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	11

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2019, by major security category or type:

	Total value at 2-28-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Corporate bonds	$621,560,601	—	$621,560,601	—
Convertible bonds	9,403,234	—	9,403,234	—
Capital preferred securities	2,328,000	—	2,328,000	—
Term loans	47,195,799	—	47,195,799	—
Collateralized mortgage obligations	5,055,987	—	5,055,987	—
Asset backed securities	2,917,317	—	2,917,317	—
Common stocks	2,221,840	$2,221,839	—	$1
Preferred securities	13,232,175	11,227,826	—	2,004,349
Warrants	97,271	97,271	—	—
Purchased options	14,200	14,200	—	—
Escrow certificates	180	—	—	180
Short-term investments	36,364,000	—	36,364,000	—
Total investments in securities	$740,390,604	$13,561,136	$724,824,938	$2,004,530
Derivatives:
Assets
Futures	$32,884	$32,884	—	—
Forward foreign currency contracts	2,673	—	$2,673	—

       12

	Total value at 2-28-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Liabilities
Forward foreign currency contracts	(7,195)	—	(7,195)	—
Written options	(7,100)	(7,100)	—	—
Swap contracts	(1,721,408)	—	(1,721,408)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended February 28, 2019, the fund used futures contracts to manage duration and maintain diversity of the fund.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended February 28, 2019, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

       13

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended February 28, 2019, the fund used purchased options to manage against anticipated changes in currency exchange rates.

During the period ended February 28, 2019, the fund wrote option contracts to manage against anticipated changes in currency exchange rates.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer) for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended February 28, 2019, the fund used CDS as a Buyer of protection to manage against potential credit events.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       14

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	57Q3	02/19
This report is for the information of the shareholders of John Hancock High Yield Fund.		4/19

John Hancock

Investment Grade Bond Fund

Quarterly portfolio holdings 2/28/19

Fund’s investments
As of 2-28-19 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 44.8%				$366,963,415
(Cost $373,288,496)
U.S. Government 20.8%				170,488,774
U.S. Treasury
Bond	2.750	11-15-42	34,345,000	32,496,273
Bond	3.000	02-15-47	21,772,000	21,456,476
Bond	3.375	11-15-48	19,659,000	20,783,249
Note	2.375	02-29-24	9,730,000	9,665,007
Note (A)	2.500	01-31-24	37,756,000	37,714,704
Note	2.625	02-15-29	48,777,000	48,373,065
U.S. Government Agency 24.0%				196,474,641
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	03-01-43	520,170	512,523
30 Yr Pass Thru	3.000	03-01-43	4,436,203	4,364,061
30 Yr Pass Thru	3.000	04-01-43	743,032	731,645
30 Yr Pass Thru	3.000	12-01-45	1,850,457	1,815,739
30 Yr Pass Thru	3.000	10-01-46	2,253,791	2,210,800
30 Yr Pass Thru	3.000	10-01-46	1,567,748	1,535,884
30 Yr Pass Thru	3.000	12-01-46	5,738,856	5,620,422
30 Yr Pass Thru	3.000	12-01-46	1,315,321	1,289,820
30 Yr Pass Thru	3.000	04-01-47	901,659	883,333
30 Yr Pass Thru	3.500	02-01-42	1,476,837	1,490,730
30 Yr Pass Thru	3.500	04-01-44	765,994	774,876
30 Yr Pass Thru	3.500	07-01-46	3,970,399	4,000,306
30 Yr Pass Thru	3.500	10-01-46	2,232,199	2,242,735
30 Yr Pass Thru	3.500	11-01-46	2,189,703	2,200,722
30 Yr Pass Thru	3.500	12-01-46	1,299,473	1,307,637
30 Yr Pass Thru	3.500	01-01-47	7,887,916	7,947,332
30 Yr Pass Thru	3.500	02-01-47	2,406,768	2,425,649
30 Yr Pass Thru	3.500	04-01-47	1,390,275	1,400,748
30 Yr Pass Thru	3.500	11-01-47	3,640,057	3,666,339
30 Yr Pass Thru	3.500	11-01-48	6,639,905	6,683,695
30 Yr Pass Thru	4.000	11-01-43	297,030	307,834
30 Yr Pass Thru	4.000	02-01-44	135,887	139,874
30 Yr Pass Thru	4.000	07-01-45	4,355,487	4,490,092
30 Yr Pass Thru	4.000	03-01-48	2,988,011	3,079,421
30 Yr Pass Thru	4.000	08-01-48	1,565,264	1,607,524
30 Yr Pass Thru	4.500	02-01-41	689,673	724,506
30 Yr Pass Thru	4.500	03-01-47	2,657,765	2,787,846
30 Yr Pass Thru	5.000	03-01-41	364,624	389,782
30 Yr Pass Thru	5.500	06-01-38	494,549	536,474
Federal National Mortgage Association
15 Yr Pass Thru	3.000	07-01-27	277,942	278,443
15 Yr Pass Thru	3.500	02-01-26	51,281	52,174
15 Yr Pass Thru	3.500	03-01-26	331,480	337,181
15 Yr Pass Thru	3.500	07-01-26	740,902	754,429
15 Yr Pass Thru	4.000	12-01-24	355,690	364,896
30 Yr Pass Thru	3.000	12-01-42	1,277,971	1,256,988
30 Yr Pass Thru	3.000	04-01-43	4,133,898	4,064,731
30 Yr Pass Thru	3.000	08-01-46	2,154,280	2,108,810
30 Yr Pass Thru	3.000	10-01-46	2,496,602	2,447,027
30 Yr Pass Thru	3.000	01-01-47	2,538,542	2,484,962
30 Yr Pass Thru	3.000	02-01-47	1,336,342	1,309,389
30 Yr Pass Thru	3.000	10-01-47	3,011,524	2,947,961
2	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	01-01-42	1,606,895	$1,619,560
30 Yr Pass Thru	3.500	06-01-42	2,205,468	2,226,986
30 Yr Pass Thru	3.500	07-01-42	3,635,629	3,673,373
30 Yr Pass Thru	3.500	01-01-43	666,259	671,823
30 Yr Pass Thru	3.500	04-01-43	491,876	495,906
30 Yr Pass Thru	3.500	06-01-43	2,282,789	2,305,061
30 Yr Pass Thru	3.500	07-01-43	369,161	372,763
30 Yr Pass Thru	3.500	03-01-44	3,551,086	3,585,733
30 Yr Pass Thru	3.500	10-01-44	4,681,888	4,708,548
30 Yr Pass Thru	3.500	04-01-45	961,589	967,965
30 Yr Pass Thru	3.500	04-01-45	2,367,024	2,382,721
30 Yr Pass Thru	3.500	07-01-46	4,146,895	4,162,732
30 Yr Pass Thru	3.500	07-01-46	1,566,799	1,573,762
30 Yr Pass Thru	3.500	07-01-47	5,086,561	5,121,882
30 Yr Pass Thru	3.500	11-01-47	4,791,719	4,817,507
30 Yr Pass Thru	3.500	11-01-47	2,487,828	2,492,665
30 Yr Pass Thru	3.500	03-01-48	2,458,847	2,475,153
30 Yr Pass Thru	3.500	06-01-48	1,051,830	1,056,833
30 Yr Pass Thru	4.000	09-01-40	751,019	773,200
30 Yr Pass Thru	4.000	01-01-41	596,356	614,155
30 Yr Pass Thru	4.000	09-01-41	992,100	1,021,866
30 Yr Pass Thru	4.000	09-01-41	2,873,166	2,968,349
30 Yr Pass Thru	4.000	10-01-41	42,438	43,725
30 Yr Pass Thru	4.000	11-01-41	1,585,043	1,631,857
30 Yr Pass Thru	4.000	01-01-42	396,855	408,886
30 Yr Pass Thru	4.000	01-01-42	584,860	602,134
30 Yr Pass Thru	4.000	03-01-42	2,719,277	2,798,740
30 Yr Pass Thru	4.000	05-01-43	2,748,653	2,828,975
30 Yr Pass Thru	4.000	09-01-43	2,071,529	2,145,334
30 Yr Pass Thru	4.000	10-01-43	1,797,020	1,852,060
30 Yr Pass Thru	4.000	12-01-43	2,706,879	2,784,710
30 Yr Pass Thru	4.000	01-01-44	420,986	435,064
30 Yr Pass Thru	4.000	02-01-46	1,956,796	2,004,805
30 Yr Pass Thru	4.000	06-01-46	1,394,178	1,426,206
30 Yr Pass Thru	4.000	07-01-46	3,644,793	3,728,522
30 Yr Pass Thru	4.000	03-01-47	5,285,147	5,432,984
30 Yr Pass Thru	4.000	05-01-47	3,340,222	3,433,655
30 Yr Pass Thru	4.000	12-01-47	1,338,178	1,377,909
30 Yr Pass Thru	4.000	04-01-48	4,608,274	4,743,657
30 Yr Pass Thru	4.000	10-01-48	2,720,347	2,796,653
30 Yr Pass Thru	4.500	08-01-40	1,296,770	1,360,698
30 Yr Pass Thru	4.500	08-01-40	617,882	648,342
30 Yr Pass Thru	4.500	12-01-40	383,544	402,452
30 Yr Pass Thru	4.500	05-01-41	504,943	529,836
30 Yr Pass Thru	4.500	05-01-41	658,201	690,854
30 Yr Pass Thru	4.500	06-01-41	789,158	827,568
30 Yr Pass Thru	4.500	07-01-41	427,748	448,568
30 Yr Pass Thru	4.500	11-01-41	140,217	147,129
30 Yr Pass Thru	4.500	12-01-41	2,586,852	2,709,529
30 Yr Pass Thru	4.500	05-01-42	1,096,126	1,149,478
30 Yr Pass Thru	4.500	04-01-48	2,070,647	2,169,490
30 Yr Pass Thru	4.500	07-01-48	7,768,641	8,047,836
30 Yr Pass Thru	5.000	04-01-35	74,616	79,422
30 Yr Pass Thru	5.000	09-01-40	584,127	623,959
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	04-01-41	153,849	$165,494
30 Yr Pass Thru	5.500	02-01-36	72,657	79,031

30 Yr Pass Thru	6.500	01-01-39	225,711	255,196
Foreign government obligations 0.3%				$2,397,307
(Cost $2,291,118)
Qatar 0.1%				846,937
Government of Qatar Bond (B)	5.103	04-23-48	785,000	846,937
Saudi Arabia 0.2%				1,550,370
Kingdom of Saudi Arabia Bond	4.375	04-16-29	1,520,000	1,550,370

Corporate bonds 31.6%				$258,910,668
(Cost $260,446,915)
Communication services 2.4%				19,444,376
Diversified telecommunication services 0.8%
AT&T, Inc.	4.350	03-01-29	1,290,000	1,283,970
Sprint Spectrum Company LLC (B)	3.360	03-20-23	446,875	444,641
Verizon Communications, Inc.	4.400	11-01-34	900,000	900,903
Verizon Communications, Inc.	4.672	03-15-55	748,000	728,731
Verizon Communications, Inc.	4.862	08-21-46	2,165,000	2,226,149
Verizon Communications, Inc.	5.012	08-21-54	679,000	697,502
Entertainment 0.1%
Activision Blizzard, Inc.	3.400	09-15-26	856,000	816,534
Media 1.3%
CBS Corp.	3.375	03-01-22	403,000	401,629
CBS Corp.	3.700	08-15-24	640,000	635,859
Charter Communications Operating LLC	4.200	03-15-28	1,650,000	1,602,060
Charter Communications Operating LLC	5.750	04-01-48	1,855,000	1,856,500
Charter Communications Operating LLC	6.484	10-23-45	1,650,000	1,774,705
Comcast Corp.	3.000	02-01-24	1,265,000	1,251,927
Myriad International Holdings BV (B)	4.850	07-06-27	295,000	295,923
Myriad International Holdings BV (B)	5.500	07-21-25	995,000	1,037,306
The Interpublic Group of Companies, Inc.	3.500	10-01-20	853,000	857,224
Warner Media LLC	3.800	02-15-27	862,000	838,262
Wireless telecommunication services 0.2%
CC Holdings GS V LLC	3.849	04-15-23	1,065,000	1,071,950
Oztel Holdings SPC, Ltd. (B)	6.625	04-24-28	740,000	722,601
Consumer discretionary 2.9%				24,024,009
Auto components 0.1%
Lear Corp.	5.250	01-15-25	756,000	775,967
Automobiles 1.4%
Daimler Finance North America LLC (B)	3.750	11-05-21	1,355,000	1,365,695
Ford Motor Company	4.750	01-15-43	574,000	439,379
Ford Motor Credit Company LLC	3.336	03-18-21	800,000	785,072
Ford Motor Credit Company LLC	3.813	10-12-21	1,855,000	1,830,706
Ford Motor Credit Company LLC	5.875	08-02-21	1,966,000	2,031,602
General Motors Company	4.875	10-02-23	1,350,000	1,393,081
General Motors Financial Company, Inc.	3.550	04-09-21	940,000	940,198
General Motors Financial Company, Inc.	4.000	01-15-25	1,258,000	1,208,324
General Motors Financial Company, Inc.	4.300	07-13-25	1,036,000	1,011,620
Nissan Motor Acceptance Corp. (B)	3.650	09-21-21	625,000	622,078
4	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure 0.1%
GLP Capital LP	5.375	04-15-26	839,000	$866,846
Internet and direct marketing retail 1.1%
Amazon.com, Inc.	3.150	08-22-27	1,845,000	1,818,299
Amazon.com, Inc.	4.050	08-22-47	1,035,000	1,038,674
Expedia Group, Inc.	3.800	02-15-28	1,780,000	1,682,950
Expedia Group, Inc.	5.000	02-15-26	1,830,000	1,892,954
QVC, Inc.	4.375	03-15-23	970,000	978,003
QVC, Inc.	5.125	07-02-22	735,000	765,454
QVC, Inc.	5.450	08-15-34	700,000	643,675
Multiline retail 0.2%
Dollar Tree, Inc.	4.200	05-15-28	2,027,000	1,933,432
Consumer staples 0.6%				5,294,211
Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	955,000	880,204
Constellation Brands, Inc.	3.200	02-15-23	930,000	916,681
Keurig Dr. Pepper, Inc. (B)	3.551	05-25-21	1,558,000	1,566,670
Food and staples retailing 0.1%
Alimentation Couche-Tard, Inc. (B)	2.700	07-26-22	730,000	707,953
Food products 0.1%
Conagra Brands, Inc.	3.800	10-22-21	613,000	618,217
Kraft Heinz Foods Company (B)	4.875	02-15-25	595,000	604,486
Energy 3.3%				27,041,164
Oil, gas and consumable fuels 3.3%
Andeavor Logistics LP	4.250	12-01-27	483,000	474,816
Andeavor Logistics LP	5.250	01-15-25	555,000	564,436
Andeavor Logistics LP	6.375	05-01-24	850,000	890,375
Cimarex Energy Company	4.375	06-01-24	640,000	651,942
Colorado Interstate Gas Company LLC (B)	4.150	08-15-26	521,000	523,509
Columbia Pipeline Group, Inc.	4.500	06-01-25	629,000	645,685
Continental Resources, Inc.	5.000	09-15-22	1,904,000	1,923,012
Enable Midstream Partners LP	4.950	05-15-28	1,215,000	1,210,729
Enbridge Energy Partners LP	4.375	10-15-20	1,270,000	1,292,853
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	931,000	915,853
Energy Transfer Operating LP	4.200	04-15-27	323,000	314,939
Energy Transfer Operating LP	5.150	03-15-45	980,000	915,958
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	1,681,000	1,541,655
Husky Energy, Inc.	3.950	04-15-22	945,000	956,935
Kinder Morgan Energy Partners LP	7.750	03-15-32	585,000	736,028
MPLX LP	4.000	03-15-28	965,000	934,823
MPLX LP	4.800	02-15-29	515,000	527,965
ONEOK Partners LP	5.000	09-15-23	655,000	681,251
Petroleos Mexicanos	4.875	01-24-22	980,000	974,120
Petroleos Mexicanos	5.375	03-13-22	205,000	205,441
Sabine Pass Liquefaction LLC	4.200	03-15-28	849,000	835,804
Sabine Pass Liquefaction LLC	5.000	03-15-27	877,000	911,084
Sabine Pass Liquefaction LLC	5.750	05-15-24	1,345,000	1,455,522
Sabine Pass Liquefaction LLC	5.875	06-30-26	448,000	489,064
Schlumberger Holdings Corp. (B)	3.750	05-01-24	2,140,000	2,148,039
Sunoco Logistics Partners Operations LP	3.900	07-15-26	1,355,000	1,314,093
Sunoco Logistics Partners Operations LP	4.400	04-01-21	1,170,000	1,191,140
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Sunoco Logistics Partners Operations LP	5.400	10-01-47	758,000	$729,146
The Williams Companies, Inc.	3.750	06-15-27	1,120,000	1,084,947
Financials 11.5%				94,475,747
Banks 8.2%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (A)(B)(C)	6.750	06-15-26	665,000	698,583
Banco Santander SA	4.379	04-12-28	800,000	787,068
Bank of America Corp.	3.950	04-21-25	1,300,000	1,299,067
Bank of America Corp.	4.200	08-26-24	470,000	479,014
Bank of America Corp.	4.450	03-03-26	1,390,000	1,415,224
Bank of America Corp. (3.864% to 7-23-23, then 3 month LIBOR + 0.940%)	3.864	07-23-24	2,110,000	2,144,181
Bank of Montreal	3.300	02-05-24	3,385,000	3,371,381
Barclays Bank PLC	2.650	01-11-21	1,610,000	1,593,265
Barclays Bank PLC (B)	10.179	06-12-21	905,000	1,022,339
Barclays PLC	4.375	01-12-26	775,000	768,390
BPCE SA (B)	4.500	03-15-25	1,015,000	1,008,167
BPCE SA (B)	5.700	10-22-23	1,125,000	1,179,468
Canadian Imperial Bank of Commerce	2.700	02-02-21	2,365,000	2,357,178
Citigroup, Inc.	2.350	08-02-21	1,485,000	1,458,842
Citigroup, Inc.	4.600	03-09-26	1,748,000	1,787,032
Citigroup, Inc.	5.500	09-13-25	535,000	577,845
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (B)(C)	11.000	06-30-19	969,000	990,803
Danske Bank A/S (B)	5.000	01-12-22	887,000	905,076
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%)	3.950	05-18-24	1,570,000	1,585,026
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (C)	6.875	06-01-21	990,000	1,028,363
ING Bank NV (B)	5.800	09-25-23	1,060,000	1,128,894
JPMorgan Chase & Co.	2.400	06-07-21	1,775,000	1,749,954
JPMorgan Chase & Co.	3.200	06-15-26	1,225,000	1,189,128
JPMorgan Chase & Co. (3.514% to 6-18-21, then 3 month LIBOR + 0.610%)	3.514	06-18-22	2,250,000	2,270,829
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (C)	6.750	02-01-24	1,590,000	1,748,094
Lloyds Banking Group PLC	4.450	05-08-25	2,360,000	2,413,862
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (C)	5.125	11-01-26	865,000	857,431
Manufacturers & Traders Trust Company (3 month LIBOR + 0.640%) (D)	3.378	12-01-21	735,000	730,798
Mitsubishi UFJ Financial Group, Inc.	3.218	03-07-22	2,160,000	2,160,923
PNC Bank NA (A)	2.450	07-28-22	1,570,000	1,540,637
PNC Bank NA	2.500	01-22-21	1,950,000	1,929,434
Regions Bank (3.374% to 8-13-20, then 3 month LIBOR + 0.500%)	3.374	08-13-21	1,569,000	1,568,951
Regions Financial Corp.	2.750	08-14-22	1,525,000	1,493,788
Regions Financial Corp.	3.800	08-14-23	2,320,000	2,345,140
Santander Holdings USA, Inc.	3.400	01-18-23	805,000	790,150
Santander Holdings USA, Inc.	3.700	03-28-22	1,400,000	1,399,142
Santander Holdings USA, Inc.	4.450	12-03-21	999,000	1,020,202
Santander UK Group Holdings PLC (B)	4.750	09-15-25	790,000	768,461
SunTrust Bank	2.450	08-01-22	1,250,000	1,224,158
SunTrust Banks, Inc.	4.000	05-01-25	1,212,000	1,249,095
The PNC Financial Services Group, Inc.	3.500	01-23-24	1,570,000	1,583,062
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (C)	4.850	06-01-23	875,000	859,688
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (C)	6.750	08-01-21	1,681,000	1,781,860
The Royal Bank of Scotland Group PLC	3.875	09-12-23	1,405,000	1,392,642
Wells Fargo & Company (3 month LIBOR + 3.770%) (C)(D)	6.558	06-15-19	1,015,000	1,022,613
6	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (C)	5.875	06-15-25	2,355,000	$2,481,581
Wells Fargo Bank N.A.	3.550	08-14-23	1,820,000	1,846,488
Capital markets 1.0%
Ares Capital Corp.	3.625	01-19-22	890,000	874,502
FS KKR Capital Corp.	4.250	01-15-20	704,000	706,629
Macquarie Bank, Ltd. (A)(B)	4.875	06-10-25	1,250,000	1,272,099
Morgan Stanley	3.875	01-27-26	895,000	897,891
Stifel Financial Corp.	4.250	07-18-24	685,000	690,574
The Goldman Sachs Group, Inc.	3.850	01-26-27	2,271,000	2,225,801
UBS Group Funding Switzerland AG (2.859% to 8-15-22, then 3 month LIBOR + 0.954%) (B)	2.859	08-15-23	1,525,000	1,491,058
Consumer finance 0.8%
American Express Company	2.500	08-01-22	1,410,000	1,380,510
Capital One Financial Corp.	3.450	04-30-21	1,462,000	1,468,965
Capital One Financial Corp.	3.500	06-15-23	740,000	732,356
Capital One Financial Corp.	3.900	01-29-24	1,575,000	1,582,485
Discover Financial Services	3.950	11-06-24	1,323,000	1,309,454
Discover Financial Services	4.100	02-09-27	385,000	374,670
Discover Financial Services	5.200	04-27-22	215,000	224,956
Diversified financial services 0.4%
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (B)	6.125	11-30-21	108,974	109,792
Jefferies Financial Group, Inc.	5.500	10-18-23	955,000	993,562
Jefferies Group LLC	4.150	01-23-30	1,130,000	986,671
Jefferies Group LLC	4.850	01-15-27	1,136,000	1,098,411
Insurance 1.1%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	925,000	935,363
AXA SA	8.600	12-15-30	515,000	671,951
Brighthouse Financial, Inc.	3.700	06-22-27	1,620,000	1,454,113
Lincoln National Corp.	4.000	09-01-23	360,000	368,911
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-66	770,000	816,200
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (B)	9.250	04-08-68	585,000	775,125
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (B)	5.100	10-16-44	800,000	820,000
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	1,974,000	2,083,064
Teachers Insurance & Annuity Association of America (B)	4.270	05-15-47	1,145,000	1,127,317
Health care 1.5%				12,256,320
Biotechnology 0.3%
Celgene Corp.	3.250	02-20-23	813,000	805,949
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	1,442,000	1,352,112
Health care equipment and supplies 0.1%
Boston Scientific Corp.	3.450	03-01-24	829,000	831,704
Health care providers and services 1.0%
AmerisourceBergen Corp.	3.450	12-15-27	1,525,000	1,461,546
CVS Health Corp.	3.350	03-09-21	2,175,000	2,181,002
CVS Health Corp.	5.050	03-25-48	2,040,000	2,021,470
Express Scripts Holding Company	2.600	11-30-20	1,535,000	1,520,189
Universal Health Services, Inc. (B)	4.750	08-01-22	585,000	590,850
Universal Health Services, Inc. (B)	5.000	06-01-26	832,000	842,400
Pharmaceuticals 0.1%
Bayer US Finance II LLC (B)	3.500	06-25-21	650,000	649,098
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Industrials 4.5%				$36,584,931
Aerospace and defense 0.4%
Huntington Ingalls Industries, Inc. (B)	5.000	11-15-25	1,465,000	1,494,300
Textron, Inc.	7.250	10-01-19	185,000	189,476
United Technologies Corp.	3.350	08-16-21	1,270,000	1,281,949
Air freight and logistics 0.1%
CH Robinson Worldwide, Inc.	4.200	04-15-28	1,110,000	1,117,597
Airlines 2.7%
Air Canada 2013-1 Class A Pass Through Trust (B)	4.125	11-15-26	666,337	671,868
Air Canada 2017-1 Class B Pass Through Trust (B)	3.700	07-15-27	951,058	917,201
American Airlines 2013-1 Class A Pass Through Trust	4.000	01-15-27	333,902	333,902
American Airlines 2013-2 Class A Pass Through Trust	4.950	07-15-24	874,676	900,917
American Airlines 2015-1 Class A Pass Through Trust	3.375	11-01-28	1,473,989	1,427,116
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24	741,969	724,978
American Airlines 2016-1 Class A Pass Through Trust	4.100	07-15-29	1,143,027	1,138,798
American Airlines 2016-1 Class AA Pass Through Trust	3.575	07-15-29	1,144,810	1,115,961
American Airlines 2017-1 Class A Pass Through Trust	4.000	08-15-30	495,000	484,358
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	765,000	750,159
American Airlines 2017-2 Class A Pass Through Trust	3.600	04-15-31	457,281	439,447
British Airways 2013-1 Class A Pass Through Trust (B)	4.625	06-20-24	1,014,730	1,048,216
British Airways 2013-1 Class B Pass Through Trust (B)	5.625	12-20-21	113,014	114,404
British Airways 2018-1 Class A Pass Through Trust (B)	4.125	03-20-33	469,767	472,210
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	10-19-23	536,839	561,588
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	07-02-24	691,085	730,408
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	10-15-20	410,634	411,783
Delta Air Lines, Inc.	3.625	03-15-22	1,450,000	1,445,083
Delta Air Lines, Inc.	3.800	04-19-23	910,000	902,306
Delta Air Lines, Inc.	4.375	04-19-28	1,115,000	1,070,726
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	05-01-21	225,681	228,908
United Airlines 2014-2 Class A Pass Through Trust	3.750	03-03-28	1,238,206	1,233,129
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24	657,518	661,135
United Airlines 2016-1 Class A Pass Through Trust	3.450	01-07-30	897,832	857,879
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	1,334,039	1,294,018
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	310,000	310,651
United Airlines 2019-1 Class A Pass Through Trust	4.550	02-25-33	720,000	729,792
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	546,755	580,381
US Airways 2012-1 Class A Pass Through Trust	5.900	04-01-26	410,045	437,928
Building products 0.1%
Owens Corning	4.200	12-15-22	490,000	494,424
Industrial conglomerates 0.2%
3M Company	3.250	02-14-24	1,145,000	1,161,663
General Electric Company (3 month LIBOR + 0.480%) (D)	3.164	08-15-36	660,000	501,516
Professional services 0.4%
Equifax, Inc.	7.000	07-01-37	225,000	246,354
IHS Markit, Ltd. (B)	4.000	03-01-26	895,000	869,340
IHS Markit, Ltd. (B)	4.750	02-15-25	410,000	418,491
IHS Markit, Ltd.	4.750	08-01-28	975,000	981,533
Verisk Analytics, Inc.	4.000	06-15-25	934,000	945,651
Trading companies and distributors 0.6%
AerCap Ireland Capital DAC	4.625	10-30-20	1,060,000	1,076,937
AerCap Ireland Capital DAC	5.000	10-01-21	1,160,000	1,191,684
Aircastle, Ltd.	4.400	09-25-23	547,000	544,284
Ashtead Capital, Inc. (B)	5.250	08-01-26	1,335,000	1,348,350
International Lease Finance Corp.	5.875	04-01-19	725,000	726,132
8	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology 2.8%				$23,111,138
Communications equipment 0.4%
Motorola Solutions, Inc.	4.600	02-23-28	1,563,000	1,532,005
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	1,490,000	1,505,394
Electronic equipment, instruments and components 0.2%
Tech Data Corp.	4.950	02-15-27	1,771,000	1,762,556
Trimble, Inc.	4.900	06-15-28	288,000	285,986
Semiconductors and semiconductor equipment 1.2%
Lam Research Corp.	4.000	03-15-29	2,061,000	2,060,247
Lam Research Corp.	4.875	03-15-49	860,000	860,465
Marvell Technology Group, Ltd.	4.875	06-22-28	1,235,000	1,242,688
Microchip Technology, Inc. (B)	3.922	06-01-21	795,000	792,304
Microchip Technology, Inc. (B)	4.333	06-01-23	1,829,000	1,826,591
Micron Technology, Inc.	4.640	02-06-24	575,000	577,741
Micron Technology, Inc.	5.327	02-06-29	1,631,000	1,634,005
NXP BV (B)	4.875	03-01-24	834,000	858,053
Software 0.3%
Citrix Systems, Inc.	4.500	12-01-27	1,103,000	1,057,070
Microsoft Corp.	4.450	11-03-45	1,074,000	1,169,551
Technology hardware, storage and peripherals 0.7%
Dell International LLC (B)	6.020	06-15-26	2,025,000	2,147,467
Dell International LLC (B)	8.350	07-15-46	1,777,000	2,079,545
Hewlett Packard Enterprise Company	3.500	10-05-21	1,710,000	1,719,470
Materials 0.7%				5,640,004
Chemicals 0.6%
Braskem Finance, Ltd. (B)	7.000	05-07-20	840,000	872,348
Braskem Netherlands Finance BV (B)	4.500	01-10-28	975,000	957,938
Mexichem SAB de CV (B)	5.500	01-15-48	1,200,000	1,106,880
Syngenta Finance NV (B)	4.441	04-24-23	1,490,000	1,490,255
Syngenta Finance NV (B)	5.676	04-24-48	485,000	433,299
Metals and mining 0.1%
Anglo American Capital PLC (B)	4.750	04-10-27	785,000	779,284
Real estate 0.6%				4,505,232
Equity real estate investment trusts 0.6%
American Homes 4 Rent LP	4.250	02-15-28	940,000	916,579
American Tower Corp.	3.550	07-15-27	1,524,000	1,461,652
American Tower Corp.	4.700	03-15-22	710,000	735,461
Omega Healthcare Investors, Inc.	4.500	01-15-25	605,000	602,089
Ventas Realty LP	3.500	02-01-25	801,000	789,451
Utilities 0.8%				6,533,536
Electric utilities 0.5%
ABY Transmision Sur SA (B)	6.875	04-30-43	612,312	681,197
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (B)(C)	5.250	01-29-23	1,445,000	1,437,775
Emera US Finance LP	3.550	06-15-26	534,000	512,250
Empresa Electrica Angamos SA (B)	4.875	05-25-29	671,055	671,062
Exelon Corp.	5.150	12-01-20	265,000	272,369
Israel Electric Corp., Ltd. (B)	6.875	06-21-23	490,000	543,704
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (A)(C)	6.250	02-01-22	490,000	470,400
Independent power and renewable electricity producers 0.2%
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	1,365,000	1,332,123
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities 0.1%

CenterPoint Energy, Inc.	2.500	09-01-22	635,000	$612,656
Capital preferred securities 0.0%				$276,539
(Cost $251,631)
Financials 0.0%				276,539
Capital markets 0.0%

State Street Corp. (3 month LIBOR + 1.000%) (D)	3.788	06-01-77	350,000	276,539
Term loans (E) 0.0%				$278,950
(Cost $278,600)
Consumer discretionary 0.0%				278,950
Hotels, restaurants and leisure 0.0%

Marriott Ownership Resorts, Inc., 2018 Term Loan B (1 month LIBOR + 2.250%)	4.743	08-29-25	280,000	278,950
Collateralized mortgage obligations 6.7%				$54,589,698
(Cost $55,756,014)
Commercial and residential 5.3%				43,610,724
Americold LLC Series 2010-ARTA, Class D (B)	7.443	01-14-29	885,000	940,223
Angel Oak Mortgage Trust I LLC
Series 2018-1, Class A1 (B)(F)	3.258	04-27-48	258,302	257,403
Series 2018-3, Class A1 (B)(F)	3.649	09-25-48	646,253	646,737
AOA Mortgage Trust Series 2015-1177, Class C (B)(F)	3.010	12-13-29	1,066,000	1,042,914
Arroyo Mortgage Trust Series 2018-1, Class A1 (B)(F)	3.763	04-25-48	2,280,633	2,278,263
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class C (B)(F)	3.596	04-14-33	1,436,000	1,426,311
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 month LIBOR + 0.971%) (B)(D)	3.460	03-15-37	809,000	800,894
BBCMS Trust
Series 2015-MSQ, Class D (B)(F)	3.990	09-15-32	640,000	634,020
Series 2015-SRCH, Class D (B)(F)	4.957	08-10-35	835,000	857,968
BHMS Mortgage Trust Series 2018-ATLS, Class A (1 month LIBOR + 1.250%) (B)(D)	3.739	07-15-35	975,000	973,462
BWAY Mortgage Trust Series 2015-1740, Class XA IO (B)	0.896	01-10-35	11,465,000	294,483
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (B)(D)	3.810	03-15-37	772,000	768,124
Series 2018-IND, Class A (1 month LIBOR + 0.750%) (B)(D)	3.239	11-15-35	1,665,428	1,663,341
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (B)(D)	4.259	12-15-37	290,000	291,089
CHT Mortgage Trust Series 2017-CSMO, Class D (1 month LIBOR + 2.250%) (B)(D)	4.739	11-15-36	1,091,000	1,093,722
CLNS Trust Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) (B)(D)	3.617	06-11-32	430,000	428,512
Cold Storage Trust Series 2017-ICE3, Class D (1 month LIBOR + 2.100%) (B)(D)	4.589	04-15-36	895,000	896,349
COLT Mortgage Loan Trust Series 2018-2, Class A1 (B)(F)	3.470	07-27-48	226,561	225,839
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.649	08-15-45	5,119,836	236,494
Series 2012-CR3 Class XA IO	1.870	10-15-45	7,351,625	408,406
Series 2014-CR15, Class XA IO	1.035	02-10-47	5,898,367	194,470
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO	0.448	05-10-51	8,698,347	311,008
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-LC4, Class B (F)	4.934	12-10-44	955,000	983,643
10	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2013-300P, Class D (B)(F)	4.394	08-10-30	1,070,000	$1,090,779
Series 2013-LC13, Class B (B)(F)	5.009	08-10-46	555,000	584,544
Series 2014-TWC, Class D (1 month LIBOR + 2.250%) (B)(D)	4.748	02-13-32	695,000	695,871
Commercial Mortgage Trust (Deutsche Bank AG/Morgan Stanley) Series 2014-PAT, Class D (1 month LIBOR + 2.150%) (B)(D)	4.648	08-13-27	1,020,000	1,021,716
Core Industrial Trust Series 2015-CALW, Class XA IO (B)	0.810	02-10-34	11,294,881	229,251
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-OMA, Class B2 (B)	5.538	05-15-23	1,670,000	1,698,574
DBGS Mortgage Trust Series 2018-BIOD, Class A (1 month LIBOR + 0.803%) (B)(D)	3.292	05-15-35	1,592,686	1,587,678
GAHR Commercial Mortgage Trust Series 2015-NRF, Class DFX (B)(F)	3.382	12-15-34	1,000,000	990,816
Galton Funding Mortgage Trust Series 2018-1, Class A43 (B)(F)	3.500	11-25-57	487,269	486,674
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO	2.207	05-10-45	8,425,124	352,628
Series 2015-590M, Class C (B)(F)	3.805	10-10-35	1,265,000	1,246,010
Series 2016-RENT, Class D (B)(F)	4.067	02-10-29	990,000	989,982
Series 2017-485L, Class C (B)(F)	3.982	02-10-37	605,000	596,011
HarborView Mortgage Loan Trust Series 2005-2, Class X IO	0.545	05-19-35	2,480,037	112,799
Hilton Orlando Trust Series 2018-ORL, Class D (1 month LIBOR + 1.700%) (B)(D)	4.189	12-15-34	490,000	488,763
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (1 month LIBOR + 3.650%) (B)(D)	6.414	08-05-34	820,000	820,352
IMT Trust Series 2017-APTS, Class CFX (B)(F)	3.497	06-15-34	510,000	500,229
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (B)	1.431	07-05-32	6,686,497	281,740
Series 2015-MAR7, Class C (B)	4.490	06-05-32	505,000	502,872
Series 2018-PHH, Class A (1 month LIBOR + 0.910%) (B)(D)	3.399	06-15-35	535,000	533,818
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (B)(D)	3.889	11-15-34	945,000	943,815
Motel 6 Trust Series 2017-MTL6, Class C (1 month LIBOR + 1.400%) (B)(D)	3.889	08-15-34	1,017,969	1,015,412
MSCG Trust Series 2016-SNR, Class D (B)	6.550	11-15-34	952,000	946,926
Natixis Commercial Mortgage Securities Trust Series 2018-ALXA, Class C (B)(F)	4.316	01-15-43	520,000	521,279
One Market Plaza Trust Series 2017-1MKT, Class D (B)	4.146	02-10-32	460,000	453,824
Starwood Mortgage Residential Trust Series 2018-IMC1, Class A1 (B)(F)	3.793	03-25-48	387,914	389,487
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822	05-10-45	715,000	738,098
Verus Securitization Trust
Series 2018-1, Class A1 (B)(F)	2.929	02-25-48	971,277	964,966
Series 2018-3, Class A1 (B)(F)	4.108	10-25-58	1,453,300	1,459,411
VNDO Mortgage Trust Series 2013-PENN, Class D (B)(F)	3.947	12-13-29	992,000	992,290
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (B)(F)	2.710	03-18-28	970,000	960,256
Series 2014-LC18, Class A2	2.954	12-15-47	97,471	97,371
Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (B)(D)	4.139	12-15-34	360,000	359,902
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (1 month LIBOR + 2.571%) (B)(D)	5.060	11-15-29	64,274	64,211
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (B)	1.882	11-15-45	4,726,576	266,453
Series 2013-C15, Class B (F)	4.474	08-15-46	585,000	605,275
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2013-C16, Class B (F)	5.037	09-15-46	345,000	$366,966
U.S. Government Agency 1.4%				10,978,974
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO	1.303	12-25-21	10,010,385	301,089
Series K018, Class X1 IO	1.346	01-25-22	9,727,501	298,766
Series K021, Class X1 IO	1.442	06-25-22	2,543,101	101,944
Series K022, Class X1 IO	1.232	07-25-22	13,698,057	477,799
Series K030, Class X1 IO	0.196	04-25-23	212,262,052	1,554,225
Series K038, Class X1 IO	1.162	03-25-24	21,842,271	1,058,088
Series K048, Class X1 IO	0.250	06-25-25	6,584,506	92,275
Series K709, Class X1 IO	1.493	03-25-19	47,498	8
Series K710, Class X1 IO	1.733	05-25-19	1,938,768	2,609
Series K711, Class X1 IO	1.653	07-25-19	4,744,956	9,605
Series K718, Class X1 IO	0.624	01-25-22	23,808,044	360,913
Government National Mortgage Association
Series 2012-114, Class IO	0.766	01-16-53	1,099,137	50,191
Series 2016-174, Class IO	0.914	11-16-56	4,782,797	360,905
Series 2017-109, Class IO	0.611	04-16-57	7,140,618	385,865
Series 2017-124, Class IO	0.706	01-16-59	8,971,056	565,704
Series 2017-140, Class IO	0.609	02-16-59	5,363,298	317,241
Series 2017-169, Class IO	0.733	01-16-60	11,132,325	702,171
Series 2017-20, Class IO	0.748	12-16-58	10,043,604	607,723
Series 2017-22, Class IO	1.022	12-16-57	3,577,745	303,739
Series 2017-3, Class IO	0.908	09-16-58	9,102,673	670,282
Series 2017-41, Class IO	0.793	07-16-58	7,087,320	472,305
Series 2017-46, Class IO	0.621	11-16-57	7,742,568	437,463
Series 2017-61, Class IO	0.768	05-16-59	4,820,870	333,921
Series 2018-114, Class IO	0.540	04-16-60	12,507,918	720,494
Series 2018-69, Class IO	0.535	04-16-60	6,806,964	383,824

Series 2018-9, Class IO	0.558	01-16-60	7,235,036	409,825
Asset backed securities 14.8%				$121,495,214
(Cost $121,505,899)
Asset backed securities 14.8%				121,495,214
AccessLex Institute
Series 2005-1, Class A4 (3 month LIBOR + 0.210%) (D)	3.034	06-22-37	540,000	524,045
Series 2006-1, Class A3 (3 month LIBOR + 0.200%) (D)	2.851	08-25-37	2,008,712	1,968,149
Series 2007-A, Class A3 (3 month LIBOR + 0.300%) (D)	2.951	05-25-36	846,557	834,515
Ally Auto Receivables Trust
Series 2017-4, Class A4	1.960	07-15-22	895,000	882,372
Series 2018-2, Class A4	3.090	06-15-23	1,560,000	1,565,714
Series 2018-3, Class A4	3.120	07-17-23	1,410,000	1,417,167
Ally Master Owner Trust Series 2018-1, Class A2	2.700	01-17-23	2,892,000	2,877,136
Americredit Automobile Receivables Trust
Series 2018-2, Class C	3.590	06-18-24	610,000	613,714
Series 2018-3, Class C	3.740	10-18-24	499,000	505,967
Applebee's Funding LLC Series 2014-1, Class A2 (B)	4.277	09-05-44	1,461,500	1,459,436
Arby's Funding LLC Series 2015-1A, Class A2 (B)	4.969	10-30-45	1,286,775	1,308,148
ARI Fleet Lease Trust Series 2018-B, Class A2 (B)	3.220	08-16-27	1,603,000	1,607,748
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class A (B)	3.450	03-20-23	665,000	667,783
Capital One Multi-Asset Execution Trust Series 2017-A4, Class A4	1.990	07-17-23	1,310,000	1,295,457
12	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
CarMax Auto Owner Trust Series 2018-1, Class A3	2.480	11-15-22	830,000	$825,597
CenterPoint Energy Restoration Bond Company LLC Series 2009-1, Class A3	4.243	08-15-23	766,403	784,439
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1	2.490	01-20-23	3,045,000	3,029,820
CLI Funding LLC Series 2018-1A, Class A (B)	4.030	04-18-43	1,260,237	1,261,912
CNH Equipment Trust
Series 2017-C, Class A3	2.080	02-15-23	850,000	841,122
Series 2018-B, Class A3	3.190	11-15-23	1,364,000	1,373,521
Coinstar Funding LLC Series 2017-1A, Class A2 (B)	5.216	04-25-47	1,267,425	1,273,750
Collegiate Funding Services Education Loan Trust Series 2005-A, Class A4 (3 month LIBOR + 0.200%) (D)	3.013	03-28-35	725,000	687,241
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.619	02-25-35	144,834	144,056
DB Master Finance LLC
Series 2015-1A, Class A2II (B)	3.980	02-20-45	1,296,000	1,299,240
Series 2017-1A, Class A2I (B)	3.629	11-20-47	499,675	492,275
Series 2017-1A, Class A2II (B)	4.030	11-20-47	533,250	525,065
Dell Equipment Finance Trust Series 2018-1, Class A3 (B)	3.180	06-22-23	705,000	706,014
DLL LLC Series 2018-ST2, Class A3 (B)	3.460	01-20-22	875,000	880,471
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (B)	4.118	07-25-47	1,561,225	1,529,298
DRB Prime Student Loan Trust
Series 2015-D, Class A2 (B)	3.200	01-25-40	485,563	482,983
Series 2016-B, Class A2 (B)	2.890	06-25-40	897,753	892,772
Driven Brands Funding LLC Series 2015-1A, Class A2 (B)	5.216	07-20-45	1,630,238	1,677,694
Enterprise Fleet Financing LLC Series 2018-3, Class A2 (B)	3.380	05-20-24	1,137,000	1,141,558
Evergreen Credit Card Trust Series 2018-1, Class A (B)	2.950	03-15-23	1,580,000	1,581,765
Five Guys Funding LLC Series 2017-1A, Class A2 (B)	4.600	07-25-47	655,050	664,983
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (B)	3.857	04-30-47	461,775	468,120
Ford Credit Auto Lease Trust Series 2018-B, Class A3	3.190	12-15-21	1,478,000	1,482,929
Ford Credit Auto Owner Trust
Series 2015-1, Class A (B)	2.120	07-15-26	2,785,000	2,765,482
Series 2017-A, Class A4	1.920	04-15-22	1,955,000	1,928,200
Series 2017-B, Class A4	1.870	09-15-22	348,000	341,914
Series 2017-C, Class A4	2.160	03-15-23	890,000	876,943
Series 2018-2, Class A (B)	3.470	01-15-30	1,220,000	1,227,666
Series 2018-B, Class A3	3.240	04-15-23	1,236,000	1,247,480
Ford Credit Floorplan Master Owner Trust
Series 2017-2, Class A1	2.160	09-15-22	1,565,000	1,547,776
Series 2018-3, Class A1	3.520	10-15-23	2,175,000	2,202,505
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class A4 (B)	2.130	03-16-23	1,375,000	1,353,914
Goal Capital Funding Trust Series 2005-2, Class A4 (3 month LIBOR + 0.200%) (D)	2.851	08-25-44	3,065,000	3,016,802
Golden Credit Card Trust Series 2018-1A, Class A (B)	2.620	01-15-23	4,545,000	4,521,415
Great American Auto Leasing, Inc. Series 2019-1, Class A4 (B)	3.210	02-18-25	847,000	848,729
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Hilton Grand Vacations Trust
Series 2017-AA, Class A (B)	2.660	12-26-28	776,756	$766,142
Series 2018-AA, Class A (B)	3.540	02-25-32	367,877	370,403
Honda Auto Receivables Owner Trust
Series 2017-2, Class A4	1.870	09-15-23	384,000	377,758
Series 2017-3, Class A4	1.980	11-20-23	475,000	467,871
Series 2018-1, Class A4	2.830	05-15-24	1,980,000	1,977,998
Series 2018-2, Class A3	3.010	05-18-22	789,000	792,467
Series 2018-2, Class A4	3.160	08-19-24	1,185,000	1,193,891
Series 2018-3, Class A3	2.950	08-22-22	610,000	612,090
Hyundai Auto Receivables Trust Series 2018-B, Class A3	3.480	12-15-22	775,000	779,971
KeyCorp Student Loan Trust Series 2004-A, Class 1A2 (3 month LIBOR + 0.240%) (D)	3.005	10-27-42	756,899	736,477
Mill City Mortgage Loan Trust Series 2018-3, Class A1 (B)(F)	3.500	08-25-58	581,951	577,702
MMAF Equipment Finance LLC Series 2017-B, Class A3 (B)	2.210	10-17-22	1,138,000	1,125,614
MVW Owner Trust
Series 2014-1A, Class A (B)	2.250	09-22-31	46,116	45,465
Series 2015-1A, Class A (B)	2.520	12-20-32	134,619	132,803
Series 2018-1A, Class A (B)	3.450	01-21-36	1,266,589	1,275,084
Navient Private Education Loan Trust Series 2016-AA, Class A2A (B)	3.910	12-15-45	1,484,843	1,510,554
Nelnet Student Loan Trust
Series 2004-4, Class A5 (3 month LIBOR + 0.160%) (D)	2.931	01-25-37	807,925	795,179
Series 2006-1, Class A6 (3 month LIBOR + 0.450%) (B)(D)	3.101	08-23-36	1,739,000	1,713,953
New Residential Mortgage LLC
Series 2018-FNT1, Class A (B)	3.610	05-25-23	856,165	858,588
Series 2018-FNT2, Class A (B)	3.790	07-25-54	516,929	520,645
NextGear Floorplan Master Owner Trust
Series 2017-1A, Class A2 (B)	2.540	04-18-22	1,170,000	1,163,514
Series 2018-1A, Class A2 (B)	3.220	02-15-23	415,000	415,053
Series 2018-2A, Class A2 (B)	3.690	10-16-23	820,000	827,018
Nissan Auto Receivables Owner Trust
Series 2017-B, Class A4	1.950	10-16-23	1,025,000	1,008,834
Series 2018-A, Class A4	2.890	06-17-24	1,750,000	1,756,204
Series 2018-C, Class A3	3.220	06-15-23	1,869,000	1,883,614
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A (B)	3.193	01-25-23	400,378	398,304
Series 2018-PLS2, Class A (B)	3.265	02-25-23	1,214,076	1,210,535
Oxford Finance Funding LLC Series 2019-1A, Class A2 (B)	4.459	02-15-27	441,000	442,851
PFS Financing Corp.
Series 2018-B, Class A (B)	2.890	02-15-23	950,000	944,314
Series 2018-F, Class A (B)	3.520	10-16-23	965,000	974,837
Santander Drive Auto Receivables Trust
Series 2018-2, Class C	3.350	07-17-23	625,000	626,259
Series 2018-3, Class C	3.510	08-15-23	1,455,000	1,463,123
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class A (B)	3.500	06-20-35	476,357	477,886
Series 2018-3A, Class A (B)	3.690	09-20-35	653,878	658,701
SLM Private Credit Student Loan Trust Series 2006-A, Class A5 (3 month LIBOR + 0.290%) (D)	3.078	06-15-39	394,514	384,453
SMB Private Education Loan Trust
Series 2015-C, Class A2A (B)	2.750	07-15-27	552,737	550,195
Series 2016-A, Class A2A (B)	2.700	05-15-31	1,746,364	1,728,054
Sonic Capital LLC Series 2016-1A, Class A2 (B)	4.472	05-20-46	346,308	345,975
14	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
SunTrust Student Loan Trust Series 2006-1A, Class A4 (3 month LIBOR + 0.190%) (B)(D)	2.955	10-28-37	2,601,833	$2,573,462
Taco Bell Funding LLC Series 2018-1A, Class A2I (B)	4.318	11-25-48	1,488,270	1,512,499
TAL Advantage V LLC Series 2014-1A, Class A (B)	3.510	02-22-39	265,000	263,302
Textainer Marine Containers VII, Ltd. Series 2018-1A, Class A (B)	4.110	07-20-43	661,020	666,002
Towd Point Mortgage Trust
Series 2015-1, Class A5 (B)(F)	3.800	10-25-53	355,000	361,412
Series 2015-2, Class 1M2 (B)(F)	3.739	11-25-60	815,000	817,238
Series 2015-6, Class M2 (B)(F)	3.750	04-25-55	1,775,000	1,739,429
Series 2016-5, Class A1 (B)(F)	2.500	10-25-56	926,582	899,404
Series 2017-1, Class A1 (B)(F)	2.750	10-25-56	327,250	320,297
Series 2017-2, Class A1 (B)(F)	2.750	04-25-57	274,991	269,402
Series 2018-1, Class A1 (B)(F)	3.000	01-25-58	584,941	574,148
Series 2018-3, Class A1 (B)(F)	3.750	05-25-58	853,390	856,300
Series 2018-4, Class A1 (B)(F)	3.000	06-25-58	1,362,575	1,328,526
Series 2018-6, Class A1A (B)(F)	3.750	03-25-58	2,138,048	2,142,482
Series 2019-1, Class A1 (B)(F)	3.750	03-25-58	827,725	828,085
Toyota Auto Receivables Owner Trust
Series 2017-C, Class A4	1.980	12-15-22	935,000	918,520
Series 2018-C, Class A3	3.020	12-15-22	1,600,000	1,609,272
Triton Container Finance V LLC Series 2018-1A, Class A (B)	3.950	03-20-43	1,003,708	1,000,718
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 (B)	4.072	02-16-43	673,200	677,092
VSE VOI Mortgage LLC Series 2017-A, Class A (B)	2.330	03-20-35	799,578	780,043
Wachovia Student Loan Trust Series 2006-1, Class B (3 month LIBOR + 0.240%) (B)(D)	3.011	04-25-40	190,810	180,929
Westgate Resorts LLC
Series 2015-2A, Class B (B)	4.000	07-20-28	129,318	128,960
Series 2016-1A, Class A (B)	3.500	12-20-28	167,398	167,279
Series 2017-1A, Class A (B)	3.050	12-20-30	460,121	456,609
Westlake Automobile Receivables Trust Series 2019-1A, Class C (B)	4.050	03-15-24	623,000	623,629
World Omni Auto Receivables Trust Series 2018-A, Class A3	2.500	04-17-23	1,335,000	1,328,915
World Omni Automobile Lease Securitization Trust Series 2018-B, Class A3	3.190	12-15-21	1,124,000	1,128,079

	Shares	Value
Preferred securities 0.2%		$1,714,413
(Cost $1,679,161)
Financials 0.0%		305,354
Banks 0.0%
Wells Fargo & Company, Series L, 7.500%	238	305,354
Utilities 0.2%		1,409,059
Multi-utilities 0.2%
Dominion Energy, Inc., 6.750%	17,585	866,237
DTE Energy Company, 6.500%	9,800	542,822

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	15

	Yield (%)	Shares	Value
Securities lending collateral 4.9%			$40,013,012
(Cost $40,009,728)
John Hancock Collateral Trust (G)	2.5250(H)	3,998,462	40,013,012

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.4%				$11,729,000
(Cost $11,729,000)
U.S. Government Agency 0.3%				2,181,000
Federal Agricultural Mortgage Corp. Discount Note	2.250	03-01-19	653,000	653,000
Federal Home Loan Bank Discount Note	2.260	03-01-19	1,528,000	1,528,000

	Par value^	Value
Repurchase agreement 1.1%		9,548,000
Barclays Tri-Party Repurchase Agreement dated 2-28-19 at 2.550% to be repurchased at $9,297,659 on 3-1-19, collateralized by $8,615,300 U.S. Treasury Bonds, 3.625% due 2-15-44 (valued at $9,483,617, including interest)	9,297,000	9,297,000
Repurchase Agreement with State Street Corp. dated 2-28-19 at 1.300% to be repurchased at $251,009 on 3-1-19, collateralized by $260,000 U.S. Treasury Notes, 2.500% due 2-28-21 (valued at $260,000, including interest)	251,000	251,000

Total investments (Cost $867,236,562) 104.7%	$858,368,216
Other assets and liabilities, net (4.7%)	(38,619,727)
Total net assets 100.0%	$819,748,489

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is on loan as of 2-28-19. The value of securities on loan amounted to $39,207,022.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $158,340,674 or 19.3% of the fund's net assets as of 2-28-19.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(H)	The rate shown is the annualized seven-day yield as of 2-28-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
16	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28,2019, all investments are categorized as Level 2 under the hierarchy described above, except for preferred securities and securities lending collateral, which are categorized as Level 1.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	2,875,830	37,319,850	(36,197,218)	3,998,462	—	—	($4,156)	$2,875	$40,013,012

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       17

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	55Q3	02/19
This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.		4/19

John Hancock

Global Conservative Absolute Return Fund

Quarterly portfolio holdings 2/28/19

Fund’s investments
As of 2-28-19 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 11.2%					$6,298,579
(Cost $6,270,345)
United States 11.2%					6,298,579
U.S. Treasury
Treasury Inflation Protected Security (A)	0.750	07-15-28		4,750,000	4,757,428

Treasury Inflation Protected Security (A)	1.000	02-15-46		1,498,700	1,541,151
Foreign government obligations 9.3%					$5,199,805
(Cost $5,031,292)
Brazil 3.2%					1,783,182
Federative Republic of Brazil Bill (B)	7.366	07-01-21	BRL	7,928,000	1,783,182
Mexico 4.0%					2,223,328
Government of Mexico
Bond	6.500	06-09-22	MXN	22,342,000	1,108,027
Bond	8.000	12-07-23	MXN	10,762,000	557,663
Bond	10.000	12-05-24	MXN	9,863,000	557,638
New Zealand 2.1%					1,193,295

Dominion of New Zealand, Inflation Linked Bond	2.000	09-20-25	NZD	1,525,000	1,193,295
Corporate bonds 37.5%					$21,137,251
(Cost $21,071,694)
Argentina 0.3%					187,015
Cablevision SA	6.500	06-15-21		190,000	187,015
Australia 1.6%					886,346
National Australia Bank, Ltd.	1.125	11-10-21	GBP	100,000	131,588
Pacific National Finance Pty, Ltd.	5.000	09-19-23	GBP	150,000	215,587
Scentre Group Trust 1	2.375	04-08-22	GBP	200,000	268,160
SGSP Australia Assets Pty, Ltd.	5.125	02-11-21	GBP	100,000	140,790
Westpac Banking Corp.	1.000	06-30-22	GBP	100,000	130,221
Brazil 0.4%					209,679
Petrobras Global Finance BV	4.375	05-20-23		209,000	209,679
Canada 1.2%					668,465
Bank of Montreal	1.375	12-29-21	GBP	100,000	132,005
PTTEP Canada International Finance, Ltd.	5.692	04-05-21		200,000	208,220
The Bank of Nova Scotia	1.250	06-08-22	GBP	250,000	328,240
Cayman Islands 0.8%					477,198
ASIF II	6.375	10-05-20	GBP	200,000	284,438
MAF Global Securities, Ltd. (5.500% to 9-7-22, then 5 Year U.S. Swap Rate + 3.476%) (C)	5.500	09-07-22		200,000	192,760
Colombia 0.3%					198,498
Bancolombia SA (4.875% to 10-18-22, then 5 Year CMT + 2.929%)	4.875	10-18-27		200,000	198,498
Denmark 0.5%					299,917
Danske Bank A/S (5.750% to 4-6-20, then 6 Year Euro Swap Rate + 4.640%) (C)	5.750	04-06-20	EUR	265,000	299,917
Finland 0.5%					271,984
OP Corporate Bank PLC	2.500	05-20-22	GBP	200,000	271,984
France 3.2%					1,793,833
AXA SA (6.772% to 10-16-19, then 3 month GBP LIBOR + 2.370%) (C)	6.772	10-16-19	GBP	218,000	296,665
Banque Federative du Credit Mutuel SA	1.375	12-20-21	GBP	100,000	131,078
2	JOHN HANCOCK GLOBAL CONSERVATIVE ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
France (continued)
Credit Agricole SA	5.500	12-17-21	GBP	100,000	$147,005
Credit Agricole SA (6.500% to 6-23-21, then 5 Year Euro Swap Rate + 5.120%) (C)	6.500	06-23-21	EUR	262,000	322,225
Credit Agricole SA	7.375	12-18-23	GBP	100,000	162,637
Electricite de France SA	6.875	12-12-22	GBP	200,000	315,494
LVMH Moet Hennessy Louis Vuitton SE	1.000	06-14-22	GBP	100,000	130,485
Orange SA	7.250	11-10-20	GBP	100,000	145,010
WPP Finance SA	6.375	11-06-20	GBP	100,000	143,234
Germany 2.2%					1,258,412
Aareal Bank AG (7.625% to 4-30-20, then 1 Year Euro Swap Rate + 7.180%) (C)	7.625	04-30-20	EUR	200,000	233,748
BMW Finance NV	1.875	06-29-20	GBP	200,000	266,725
Daimler International Finance BV	3.500	06-06-19	GBP	100,000	133,352
E.ON International Finance BV	6.000	10-30-19	GBP	100,000	136,507
Innogy Finance BV	6.500	04-20-21	GBP	200,000	291,060
Volkswagen Financial Services NV	1.750	09-12-22	GBP	100,000	129,773
Volkswagen Financial Services NV	2.750	10-02-20	GBP	50,000	67,247
Guatemala 0.4%					207,000
Comunicaciones Celulares SA	6.875	02-06-24		200,000	207,000
Guernsey, Channel Islands 0.5%					272,298
Credit Suisse Group Funding Guernsey, Ltd.	3.000	05-27-22	GBP	200,000	272,298
Hong Kong 0.5%					309,341
China Resources Gas Group, Ltd.	4.500	04-05-22		200,000	205,153
Shimao Property Holdings, Ltd.	8.375	02-10-22		100,000	104,188
Ireland 0.2%					139,039
ESB Finance DAC	6.500	03-05-20	GBP	100,000	139,039
Italy 0.9%					516,487
Autostrade per l'Italia SpA	6.250	06-09-22	GBP	73,000	105,469
Enel SpA	6.250	06-20-19	GBP	100,000	134,415
Intesa Sanpaolo SpA	5.250	01-28-22	GBP	150,000	209,458
Telecom Italia SpA	6.375	06-24-19	GBP	50,000	67,145
Jersey, Channel Islands 0.9%					496,637
AA Bond Company, Ltd.	2.875	07-31-43	GBP	100,000	124,138
Heathrow Funding, Ltd.	7.125	02-14-24	GBP	100,000	159,274
Porterbrook Rail Finance, Ltd.	6.500	10-20-20	GBP	150,000	213,225
Mexico 1.1%					641,414
Grupo Posadas SAB de CV	7.875	06-30-22		200,000	202,400
Petroleos Mexicanos	3.500	01-30-23		180,000	167,652
Petroleos Mexicanos	8.250	06-02-22	GBP	50,000	73,110
Unifin Financiera SAB	7.250	09-27-23		200,000	198,252
Netherlands 1.7%					941,163
ABN AMRO Bank NV	1.375	06-07-22	GBP	100,000	130,924
ABN AMRO Bank NV (5.750% to 9-22-20, then 5 Year Euro Swap Rate + 5.452%) (C)	5.750	09-22-20	EUR	200,000	237,986
Cooperatieve Rabobank UA	2.250	03-23-22	GBP	200,000	270,550
Metinvest BV	7.750	04-23-23		200,000	193,387
Teva Pharmaceutical Finance Netherlands III BV	2.200	07-21-21		114,000	108,316
Russia 0.4%					210,793
Gazprom OAO	6.510	03-07-22		200,000	210,793
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL CONSERVATIVE ABSOLUTE RETURN FUND	3

	Rate (%)	Maturity date		Par value^	Value
Spain 0.7%					$403,810
Banco Bilbao Vizcaya Argentaria SA (8.875% to 4-14-21, then 5 Year Euro Swap Rate + 9.177%) (C)	8.875	04-14-21	EUR	200,000	256,019
Telefonica Emisiones SAU	5.289	12-09-22	GBP	100,000	147,791
Sweden 1.0%					536,735
Svenska Handelsbanken AB	2.750	12-05-22	GBP	200,000	275,283
Swedbank AB	1.250	12-29-21	GBP	200,000	261,452
Switzerland 0.4%					248,457
UBS Group Funding Switzerland AG (5.750% to 2-19-22, then 5 Year Euro Swap Rate + 5.287%) (C)	5.750	02-19-22	EUR	200,000	248,457
Turkey 0.7%					389,892
Akbank T.A.S.	5.000	10-24-22		200,000	190,692
Turk Telekomunikasyon AS	3.750	06-19-19		200,000	199,200
United Arab Emirates 0.4%					200,878
Oztel Holdings SPC, Ltd.	5.625	10-24-23		200,000	200,878
United Kingdom 13.3%					7,487,833
Anglian Water Services Financing PLC	5.837	07-30-22	GBP	200,000	301,958
Arqiva Financing PLC	4.040	06-30-35	GBP	100,000	135,757
Bank of Scotland PLC	9.375	05-15-21	GBP	150,000	227,988
Barclays Bank UK PLC	4.250	01-12-22	GBP	100,000	142,939
Barclays PLC	3.125	01-17-24	GBP	100,000	133,037
Barclays PLC (2.375% to 10-6-22, then 1 Year British Pound Swap Rate + 1.320%)	2.375	10-06-23	GBP	100,000	130,519
BAT International Finance PLC	6.000	06-29-22	GBP	200,000	295,429
BUPA Finance PLC	3.375	06-17-21	GBP	200,000	274,623
Cadent Finance PLC	1.125	09-22-21	GBP	200,000	262,446
Close Brothers Finance PLC	3.875	06-27-21	GBP	200,000	276,584
Coventry Building Society	5.875	09-28-22	GBP	200,000	300,494
CYBG PLC (8.000% to 12-8-22, then 5 Year British Pound Swap Rate + 6.250%) (C)	8.000	12-08-22	GBP	220,000	279,979
Direct Line Insurance Group PLC (4.750% to 12-7-27, then 5 Year British Pound Swap Rate + 3.394%) (C)	4.750	12-07-27	GBP	400,000	422,840
Eversholt Funding PLC	5.831	12-02-20	GBP	200,000	283,276
Experian Finance PLC	3.500	10-15-21	GBP	100,000	138,446
Friends Life Holdings PLC	8.250	04-21-22	GBP	200,000	312,482
HSBC Bank PLC	6.500	07-07-23	GBP	200,000	310,279
Imperial Brands Finance PLC	7.750	06-24-19	GBP	200,000	269,972
Lendlease Europe Finance PLC	6.125	10-12-21	GBP	200,000	288,115
Liquid Telecommunications Financing PLC	8.500	07-13-22		200,000	208,512
Marks & Spencer PLC	6.125	12-02-19	GBP	50,000	68,277
National Express Group PLC	6.625	06-17-20	GBP	150,000	210,600
National Westminster Bank PLC	6.500	09-07-21	GBP	50,000	73,006
Nationwide Building Society	2.250	04-29-22	GBP	100,000	135,075
Nationwide Building Society	6.750	07-22-20	EUR	100,000	123,522
Santander UK PLC	1.875	02-17-20	GBP	200,000	266,359
Sky, Ltd.	2.875	11-24-20	GBP	100,000	135,666
Southern Gas Networks PLC	4.875	12-21-20	GBP	100,000	140,275
Southern Water Services Finance, Ltd.	5.000	03-31-21	GBP	190,000	269,062
The Great Rolling Stock Company, Ltd.	6.250	07-27-20	GBP	200,000	281,146
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (C)	8.625	08-15-21		290,000	310,967
The Unique Pub Finance Company PLC	6.542	03-30-21	GBP	35,160	48,626
Western Power Distribution PLC	3.625	11-06-23	GBP	100,000	137,723
Yorkshire Water Finance PLC	6.000	08-21-19	GBP	100,000	135,381
4	JOHN HANCOCK GLOBAL CONSERVATIVE ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
United Kingdom (continued)
Yorkshire Water Finance PLC	6.588	02-21-23	GBP	100,000	$156,473
United States 3.0%					1,670,923
Bank of America Corp.	6.125	09-15-21	GBP	200,000	293,704
Digital Stout Holding LLC	4.750	10-13-23	GBP	200,000	288,804
General Electric Company	6.250	09-29-20	GBP	200,000	282,242
JPMorgan Chase & Co.	1.875	02-10-20	GBP	100,000	133,415
MetLife, Inc.	5.250	06-29-20	GBP	200,000	277,889
New York Life Global Funding	1.000	12-15-21	GBP	200,000	261,573
Wells Fargo & Company	2.125	04-22-22	GBP	100,000	133,296
Virgin Islands, British 0.4%					213,204
Global Switch Holdings, Ltd.	4.375	12-13-22	GBP	150,000	213,204

	Contracts/Notional amount	Value
Purchased options 2.2%		$1,258,293
(Cost $1,126,900)
Calls 1.2%		691,726
Over the Counter Option on 30 Year Interest Rate Swap. Receive a fixed rate of 3.138% and pay a floating rate based on 3-month LIBOR (Expiration Date: 10-3-33; Strike Rate: 3.138%; Counterparty: UBS AG) (D)(E)	8,640,000	691,726
Puts 1.0%		566,567
Over the Counter Option on 30 Year Interest Rate Swap. Pay a fixed rate of 3.138% and receive a floating rate based on 3-month LIBOR (Expiration Date: 10-3-33; Strike Rate: 3.138%; Counterparty: UBS AG) (D)(E)	8,640,000	566,567

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 34.7%				$19,543,901
(Cost $19,543,734)
Certificate of deposit 1.8%				1,000,199
Credit Suisse Group AG	2.660	04-15-19	1,000,000	1,000,199
Time deposits 22.1%				12,434,263
BNP Paribas SA	2.320	03-01-19	2,500,054	2,500,054
DZ Bank AG	2.410	03-01-19	2,491,138	2,491,138
ING Bank	2.300	03-01-19	2,430,283	2,430,283
KBC Bank NV	2.370	03-01-19	2,508,631	2,508,631
Natixis SA	2.390	03-01-19	2,504,157	2,504,157
U.S. Government 3.5%				1,992,728
U.S. Treasury Bill	2.370	04-25-19	2,000,000	1,992,728

	Yield (%)	Shares	Value
Money market funds 7.3%			4,116,711

Federated Government Obligations Fund, Institutional Class	2.2714(F)	4,116,711	4,116,711
Total investments (Cost $53,043,965) 94.9%			$53,437,829
Other assets and liabilities, net 5.1%			2,893,150
Total net assets 100.0%			$56,330,979

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NZD	New Zealand Dollar

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL CONSERVATIVE ABSOLUTE RETURN FUND	5

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Non-income producing security.
(E)	For this type of option, notional amounts are equivalent to number of contracts.
(F)	The rate shown is the annualized seven-day yield as of 2-28-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
6	JOHN HANCOCK GLOBAL CONSERVATIVE ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
Ultra U.S. Treasury Bond Futures	14	Short	Jun 2019	$(2,266,141)	$(2,236,063)	$30,078
						$30,078
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
BRL	8,550,000	USD	2,258,595	Merrill Lynch	4/25/2019	$9,559	—
CAD	256,000	USD	194,415	UBS Warburg	3/12/2019	157	—
EUR	2,529,523	NOK	24,660,000	Goldman Sachs	3/4/2019	—	$(4,765)
EUR	119,000	USD	137,018	Goldman Sachs	3/12/2019	—	(1,566)
EUR	160,000	USD	183,706	JPMorgan Chase	3/12/2019	—	(1,587)
EUR	103,152	USD	117,845	Citigroup	4/15/2019	—	(82)
EUR	219,062	USD	253,062	Citigroup	4/16/2019	—	(2,948)
GBP	6,880,000	USD	8,699,643	Deutsche Bank	3/12/2019	429,542	—
GBP	184,000	USD	233,815	HSBC	3/12/2019	10,338	—
GBP	1,669,105	USD	2,223,358	Deutsche Bank	4/15/2019	—	(4,534)
GBP	50,000	USD	66,572	HSBC	4/15/2019	—	(105)
GBP	397,511	USD	521,359	NatWest Markets PLC	4/15/2019	7,072	—
GBP	13,241,242	USD	17,451,412	Citigroup	4/16/2019	151,789	—
INR	99,300,000	USD	1,381,008	HSBC	4/18/2019	12,066	—
KRW	1,920,000,000	USD	1,715,966	Morgan Stanley	3/4/2019	—	(8,845)
NOK	19,680,000	EUR	2,018,282	Barclays Capital	3/4/2019	4,272	—
NOK	4,980,000	EUR	508,066	UBS Warburg	3/4/2019	4,104	—
NOK	24,660,000	EUR	2,519,456	Goldman Sachs	6/4/2019	4,604	—
SEK	2,130,000	USD	231,083	BNP Paribas SA	3/12/2019	—	(312)
SEK	330,000	USD	36,786	Citigroup	3/12/2019	—	(1,033)
USD	4,024,987	BRL	15,206,000	JPMorgan Chase	4/25/2019	—	(8,879)
USD	172,753	CAD	227,000	HSBC	3/12/2019	219	—
USD	1,409,865	CHF	1,390,000	HSBC	4/18/2019	11,000	—
USD	2,348,907	EUR	2,054,746	Citigroup	3/12/2019	10,103	—
USD	253,041	EUR	219,062	Citigroup	4/15/2019	2,949	—
USD	254,410	EUR	219,062	NatWest Markets PLC	4/16/2019	4,295	—
USD	160,018	GBP	123,000	BNP Paribas SA	3/12/2019	—	(3,192)
USD	9,766,118	GBP	7,635,000	JPMorgan Chase	3/12/2019	—	(364,889)
USD	138,434	GBP	108,000	Merrill Lynch	3/12/2019	—	(4,873)
USD	17,450,547	GBP	13,241,242	Citigroup	4/15/2019	—	(151,694)
USD	260,240	GBP	197,444	UBS Warburg	4/15/2019	—	(2,226)
USD	319,502	GBP	247,744	BNP Paribas SA	4/16/2019	—	(9,854)
USD	16,656,054	GBP	12,993,499	Merrill Lynch	4/16/2019	—	(617,791)
USD	1,732,758	KRW	1,920,000,000	BNP Paribas SA	3/4/2019	25,636	—
USD	1,720,661	KRW	1,920,000,000	Morgan Stanley	6/4/2019	9,842	—
USD	172,829	NZD	253,000	Citigroup	3/12/2019	506	—
USD	406,027	NZD	600,000	Deutsche Bank	3/12/2019	—	(2,643)
USD	601,732	NZD	886,000	Nomura Securities	3/12/2019	—	(1,738)
USD	150,333	SEK	1,350,000	Merrill Lynch	3/12/2019	4,069	—
USD	158,946	SEK	1,430,000	Nomura Securities	3/12/2019	4,015	—
						$706,137	$(1,193,556)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL CONSERVATIVE ABSOLUTE RETURN FUND	7

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	62,800,000	CAD	3 month CAD CDOR	Fixed 1.915%	Semi-Annual	Semi-Annual	Oct 2019	—	$(120,017)	$(120,017)
Centrally cleared	62,800,000	CAD	Fixed 1.915%	3 month CAD CDOR	Semi-Annual	Semi-Annual	Oct 2019	$84,710	35,307	120,017
Centrally cleared	390,000,000	SEK	Fixed -0.153%	3 month SEK STIBOR	Annual	Quarterly	Oct 2019	—	45,084	45,084
Centrally cleared	390,000,000	SEK	3 month SEK STIBOR	Fixed -0.153%	Annual	Quarterly	Oct 2019	(18,047)	(26,861)	(44,908)
Centrally cleared	7,900,000	CAD	3 month CAD CDOR	Fixed 2.112%	Semi-Annual	Semi-Annual	Jan 2020	—	(3,382)	(3,382)
Centrally cleared	7,900,000	CAD	Fixed 2.112%	3 month CAD CDOR	Semi-Annual	Semi-Annual	Jan 2020	7,393	(4,011)	3,382
Centrally cleared	59,800,000	SEK	Fixed -0.083%	3 month SEK STIBOR	Annual	Quarterly	Jan 2020	—	2,535	2,535
Centrally cleared	59,800,000	SEK	3 month SEK STIBOR	Fixed -0.083%	Annual	Quarterly	Jan 2020	(933)	(1,602)	(2,535)
Centrally cleared	9,550,000	CAD	3 month CAD CDOR	Fixed 2.274%	Semi-Annual	Semi-Annual	Apr 2020	—	11,824	11,824
Centrally cleared	71,800,000	SEK	Fixed -0.136%	3 month SEK STIBOR	Annual	Quarterly	Apr 2020	—	19,367	19,367
Centrally cleared	4,200,000	SEK	3 month SEK STIBOR	Fixed -0.136%	Annual	Quarterly	Apr 2020	(497)	(636)	(1,133)
Centrally cleared	7,840,000	CAD	3 month CAD CDOR	Fixed 2.278%	Semi-Annual	Semi-Annual	Jul 2020	—	9,727	9,727
Centrally cleared	53,200,000	SEK	Fixed -0.143%	3 month SEK STIBOR	Annual	Quarterly	Jul 2020	—	17,213	17,213
Centrally cleared	12,400,000	CAD	3 month CAD CDOR	Fixed 2.525%	Semi-Annual	Semi-Annual	Sep 2020	—	69,370	69,370
Centrally cleared	80,200,000	SEK	Fixed -0.019%	3 month SEK STIBOR	Annual	Quarterly	Sep 2020	—	5,365	5,365
Centrally cleared	11,800,000	CAD	3 month CAD CDOR	Fixed 2.606%	Semi-Annual	Semi-Annual	Oct 2020	—	77,870	77,870
Centrally cleared	83,400,000	SEK	Fixed 0.049%	3 month SEK STIBOR	Annual	Quarterly	Oct 2020	—	(2,088)	(2,088)
Centrally cleared	62,200,000	USD	Fixed 3.059%	3 month USD LIBOR	Semi-Annual	Quarterly	Nov 2021	—	(334,288)	(334,288)
Centrally cleared	16,200,000	USD	3 month USD LIBOR	Fixed 3.035%	Semi-Annual	Quarterly	Nov 2023	—	145,448	145,448
Centrally cleared	16,200,000	USD	Fixed 3.035%	3 month USD LIBOR	Semi-Annual	Quarterly	Nov 2023	(164,128)	18,680	(145,448)
Centrally cleared	15,500,000	USD	3 month USD LIBOR	Fixed 2.667%	Semi-Annual	Quarterly	Dec 2023	—	32,318	32,318
Centrally cleared	15,500,000	USD	Fixed 2.667%	3 month USD LIBOR	Semi-Annual	Quarterly	Dec 2023	(50,045)	17,727	(32,318)
Centrally cleared	11,820,000	CAD	Fixed 2.400%	3 month CAD CDOR	Semi-Annual	Semi-Annual	Oct 2027	—	(27,273)	(27,273)
Centrally cleared	8,150,000	CAD	3 month CAD CDOR	Fixed 2.400%	Semi-Annual	Semi-Annual	Oct 2027	(9,226)	28,031	18,805
Centrally cleared	74,050,000	SEK	3 month SEK STIBOR	Fixed 1.268%	Annual	Quarterly	Oct 2027	—	311,058	311,058
Centrally cleared	48,149,000	SEK	Fixed 1.268%	3 month SEK STIBOR	Annual	Quarterly	Oct 2027	(167,728)	(34,551)	(202,279)
Centrally cleared	904,000	CAD	Fixed 2.685%	3 month CAD CDOR	Semi-Annual	Semi-Annual	Feb 2028	—	(17,137)	(17,137)
Centrally cleared	2,480,000	SEK	3 month SEK STIBOR	Fixed 1.465%	Annual	Quarterly	Feb 2028	—	13,375	13,375
Centrally cleared	2,210,000	CAD	Fixed 2.835%	3 month CAD CDOR	Semi-Annual	Semi-Annual	Sep 2028	—	(67,322)	(67,322)
Centrally cleared	15,300,000	SEK	3 month SEK STIBOR	Fixed 1.245%	Annual	Quarterly	Sep 2028	—	53,213	53,213
Centrally cleared	9,840,000	EUR	6 month EUR EURIBOR	Fixed 1.435%	Annual	Semi-Annual	Jan 2029	—	107,691	107,691
Centrally cleared	3,320,000	EUR	6 month EUR EURIBOR	Fixed 1.320%	Annual	Semi-Annual	Jan 2029	—	14,453	14,453
Centrally cleared	41,340,000	SEK	Fixed 1.503%	3 month SEK STIBOR	Annual	Quarterly	Nov 2029	—	(151,324)	(151,324)
Centrally cleared	3,970,000	EUR	6 month EUR EURIBOR	Fixed 1.180%	Annual	Semi-Annual	Nov 2029	—	150,254	150,254
Centrally cleared	1,180,000	EUR	6 month EUR EURIBOR	Fixed 1.089%	Annual	Semi-Annual	Dec 2029	—	30,469	30,469
Centrally cleared	11,900,000	SEK	Fixed 1.378%	3 month SEK STIBOR	Annual	Quarterly	Dec 2029	—	(26,071)	(26,071)
Centrally cleared	3,600,000	USD	Fixed 3.222%	3 month USD LIBOR	Semi-Annual	Quarterly	Nov 2031	—	(103,807)	(103,807)
Centrally cleared	3,600,000	USD	3 month USD LIBOR	Fixed 3.222%	Semi-Annual	Quarterly	Nov 2031	128,093	(24,286)	103,807
Centrally cleared	3,370,000	USD	Fixed 2.855%	3 month USD LIBOR	Semi-Annual	Quarterly	Dec 2031	—	6,472	6,472
Centrally cleared	3,370,000	USD	3 month USD LIBOR	Fixed 2.855%	Semi-Annual	Quarterly	Dec 2031	15,792	(22,264)	(6,472)
Centrally cleared	3,210,000	USD	Fixed 3.138%	3 month USD LIBOR	Semi-Annual	Quarterly	Oct 2048	—	(46,548)	(46,548)
								$(174,616)	$209,383	$34,767

Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	iTraxx Europe Crossover Series 30 Version 2	2,763,635	EUR	$ 3,138,390	5.000%	Quarterly	Dec 2023	$ (230,143)	$ (107,120)	$ (337,263)
Centrally cleared	iTraxx Europe Series 30 Version 1	2,580,000	EUR	2,965,585	1.000%	Quarterly	Dec 2028	37,256	(20,693)	16,563
8	JOHN HANCOCK GLOBAL CONSERVATIVE ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	iTraxx Europe Series 30 Version 1	3,755,000	EUR	$ 4,267,385	1.000%	Quarterly	Dec 2028	$ 82,370	$ (58,264)	$ 24,106
				$10,371,360				$(110,517)	$(186,077)	$(296,594)

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	iTraxx Europe Crossover Series 30 Version 1	3.100%	2,763,635	EUR	$ 3,255,165	5.000%	Quarterly	Dec 2023	$ 325,947	$ 11,316	$ 337,263
Centrally cleared	iTraxx Europe Series 30 Version 1	1.169%	925,000	EUR	1,086,778	1.000%	Quarterly	Dec 2028	(11,516)	5,578	(5,938)
Centrally cleared	iTraxx Europe Series 30 Version 1	1.169%	5,410,000	EUR	6,372,203	1.000%	Quarterly	Dec 2028	(62,685)	27,955	(34,730)
					$10,714,146				$251,746	$44,849	$296,595

Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Barclays Capital	5,740,000	GBP	$7,164,075	Fixed 3.650%	GBP - Non-Revised RPI	At Maturity	At Maturity	Feb 2020	—	$(98,187)	$(98,187)
Barclays Capital	5,740,000	GBP	7,164,075	GBP - Non-Revised RPI	Fixed 3.620%	At Maturity	At Maturity	Feb 2023	—	131,110	131,110
Morgan Stanley & Company, Inc.	7,097,561	GBP	8,984,482	Fixed 3.640%	GBP - Non-Revised RPI	At Maturity	At Maturity	Feb 2020	—	(118,392)	(118,392)
Morgan Stanley & Company, Inc.	7,097,561	GBP	8,984,482	Fixed 3.640%	GBP - Non-Revised RPI	At Maturity	At Maturity	Feb 2020	—	(118,392)	(118,392)
Morgan Stanley & Company, Inc.	2,709,756	GBP	3,430,158	Fixed 3.640%	GBP - Non-Revised RPI	At Maturity	At Maturity	Feb 2020	—	(45,201)	(45,201)
Morgan Stanley & Company, Inc.	2,440,000	GBP	3,303,771	Fixed 3.310%	GBP - Non-Revised RPI	At Maturity	At Maturity	Jan 2021	—	(18,985)	(18,985)
Morgan Stanley & Company, Inc.	2,000,000	GBP	2,531,710	GBP - Non-Revised RPI	Fixed 3.625%	At Maturity	At Maturity	Feb 2023	—	46,596	46,596
Morgan Stanley & Company, Inc.	7,097,561	GBP	8,984,482	GBP - Non-Revised RPI	Fixed 3.628%	At Maturity	At Maturity	Feb 2023	—	166,982	166,982
Morgan Stanley & Company, Inc.	7,807,317	GBP	9,882,930	GBP - Non-Revised RPI	Fixed 3.638%	At Maturity	At Maturity	Feb 2023	—	190,817	190,817
Morgan Stanley & Company, Inc.	2,440,000	GBP	3,303,771	GBP - Non-Revised RPI	Fixed 3.360%	At Maturity	At Maturity	Jan 2024	—	7,252	7,252
			$63,733,936						—	$143,600	$143,600
Centrally cleared	1,780,000	GBP	2,302,598	GBP - Non-Revised RPI	Fixed 3.510%	At Maturity	At Maturity	Feb 2029	—	12,415	12,415
Centrally cleared	2,320,000	EUR	2,637,503	Fixed 1.300%	EUR - Ex Tobacco Non-Revised CPI	At Maturity	At Maturity	Feb 2029	—	(6,899)	(6,899)
Centrally cleared	705,000	EUR	801,482	EUR - Ex Tobacco Non-Revised CPI	Fixed 1.771%	At Maturity	At Maturity	Feb 2049	—	5,637	5,637
Centrally cleared	400,000	GBP	517,438	Fixed 3.453%	GBP - Non-Revised RPI	At Maturity	At Maturity	Feb 2049	—	703	703
			$6,259,021						—	$11,856	$11,856
			$69,992,957						—	$155,456	$155,456

Derivatives Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
KRW	Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar

Derivatives Abbreviations
CDOR	Canadian Dollar Offered Rate
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL CONSERVATIVE ABSOLUTE RETURN FUND	9

LIBOR	London Interbank Offered Rate
RPI	Retail Price Index
STIBOR	Stockholm Interbank Offered Rate
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
10	JOHN HANCOCK GLOBAL CONSERVATIVE ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end management investment companies are valued at their respective NAVs each business day. Swaps and unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2019, all investments are categorized as Level 2 under the hierarchy described above, except for futures and money market funds which are categorized as Level 1.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended February 28, 2019, the fund used futures contracts to manage against anticipated interest rate changes, maintain diversity of the fund, manage duration of the fund and as a substitute for securities purchased.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

       11

During the period ended February 28, 2019, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and maintain diversity of the fund.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended February 28, 2019, the fund used purchased options to manage duration of the fund, manage against anticipated interest rate changes and maintain diversity of the fund.

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended February 28, 2019, the fund used interest rate swaps to manage against anticipated interest rate changes, manage duration of the fund and maintain diversity of the fund.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the period ended February 38, 2019, the fund used CDS as a Buyer of protection to manage against potential credit events.

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

During the year ended February 28, 2019, the fund used CDS as a Seller of protection to take a long position in the exposure of the benchmark credit.

Inflation Swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

During the year ended February 28, 2019, the fund used inflation swaps to manage against anticipated changes in inflation, manage inflation duration of the fund and maintain diversity of the fund.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       12

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	427Q3	02/19
This report is for the information of the shareholders of John Hancock Global Conservative Absolute Return Fund.		4/19

John Hancock

Global Short Duration Credit Fund

Quarterly portfolio holdings 2/28/19

Fund’s investments
As of 2-28-19 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 0.8%					$1,974,284
(Cost $2,099,539)
Argentina 0.2%					370,500
Republic of Argentina Bond	5.875	01-11-28		475,000	370,500
Brazil 0.2%					559,518
Federative Republic of Brazil Note	10.000	01-01-23	BRL	1,960,000	559,518
Italy 0.4%					1,044,266

Republic of Italy Bond	0.050	04-15-21	EUR	930,000	1,044,266
Corporate bonds 74.2%					$197,874,103
(Cost $201,144,363)
Argentina 2.0%					5,380,660
Cablevision SA (A)	6.500	06-15-21		2,395,000	2,357,375
Transportadora de Gas del Sur SA (A)	6.750	05-02-25		1,030,000	970,785
YPF SA (A)	8.500	03-23-21		2,000,000	2,052,500
Australia 1.9%					5,053,941
FMG Resources August 2006 Pty, Ltd. (A)	4.750	05-15-22		1,750,000	1,750,000
FMG Resources August 2006 Pty, Ltd. (A)	5.125	05-15-24		950,000	940,500
Shandong Energy Australia Pty, Ltd.	4.550	07-26-20		2,400,000	2,363,441
Brazil 4.1%					10,912,408
Banco BTG Pactual SA (A)	5.750	09-28-22		2,520,000	2,476,555
Banco do Brasil SA (A)	4.875	04-19-23		960,000	981,120
Banco do Brasil SA (A)	5.375	01-15-21		1,500,000	1,537,500
Braskem Finance, Ltd. (A)	5.750	04-15-21		1,000,000	1,038,510
Itau Unibanco Holding SA (A)	5.125	05-13-23		1,020,000	1,053,670
Natura Cosmeticos SA (A)	5.375	02-01-23		1,590,000	1,604,914
Odebrecht Offshore Drilling Finance, Ltd. (A)	6.720	12-01-22		180,602	171,122
Odebrecht Offshore Drilling Finance, Ltd. (7.720% Cash or 2.048% PIK) (A)	7.720	12-01-26		671,732	171,298
Odebrecht Oil & Gas Finance, Ltd. (A)(B)	0.000	04-01-19		100,959	1,641
Petrobras Global Finance BV	4.375	05-20-23		1,870,000	1,876,078
Canada 1.6%					4,126,894
First Quantum Minerals, Ltd. (A)	7.250	05-15-22		975,000	981,094
goeasy, Ltd. (A)	7.875	11-01-22		1,590,000	1,669,500
Tervita Escrow Corp. (A)	7.625	12-01-21		1,480,000	1,476,300
China 11.3%					30,226,819
Central China Real Estate, Ltd.	6.500	03-05-21		1,800,000	1,782,448
Central China Real Estate, Ltd.	6.875	10-23-20		1,500,000	1,497,128
Central China Real Estate, Ltd.	8.000	01-28-20		400,000	401,522
China Aoyuan Group, Ltd.	7.950	09-07-21		2,600,000	2,650,573
China SCE Group Holdings, Ltd.	5.875	03-10-22		2,400,000	2,289,151
Chinalco Capital Holdings, Ltd.	4.000	08-25-21		1,200,000	1,154,027
Country Garden Holdings Company, Ltd.	5.625	12-15-26		2,215,000	2,151,181
Country Garden Holdings Company, Ltd.	8.000	01-27-24		500,000	512,462
Guangxi Financial Investment Group Company, Ltd.	5.750	01-23-21		1,300,000	1,220,565
Hilong Holding, Ltd.	7.250	06-22-20		1,700,000	1,648,718
HNA Ecotech Panorama Cayman Company, Ltd. (A)	8.000	04-15-21		1,000,000	894,081
KWG Group Holdings, Ltd.	5.875	11-10-24		500,000	447,644
New Metro Global, Ltd.	6.500	04-23-21		1,000,000	1,000,496
2	JOHN HANCOCK GLOBAL SHORT DURATION CREDIT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
China (continued)
Powerlong Real Estate Holdings, Ltd.	6.950	04-17-21	2,000,000	$1,969,392
Rock International Investment, Inc.	6.625	03-27-20	2,100,000	1,569,683
Times China Holdings, Ltd.	7.850	06-04-21	2,400,000	2,441,395
West China Cement, Ltd.	6.500	09-11-19	2,151,225	2,154,906
Yingde Gases Investment, Ltd. (A)	6.250	01-19-23	2,400,000	2,336,549
Yuzhou Properties Company, Ltd.	6.000	01-25-22	2,200,000	2,104,898
Costa Rica 0.7%				1,969,913
Instituto Costarricense de Electricidad (A)	6.950	11-10-21	1,965,000	1,969,913
France 0.4%				1,169,550
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (A)(B)	7.375	09-13-21	1,130,000	1,169,550
Guatemala 0.9%				2,271,825
Comunicaciones Celulares SA (A)	6.875	02-06-24	2,195,000	2,271,825
Hong Kong 5.4%				14,375,730
Concord New Energy Group, Ltd.	7.900	01-23-21	2,200,000	2,160,657
Health & Happiness H&H International Holdings, Ltd.	7.250	06-21-21	793,000	806,897
Health & Happiness H&H International Holdings, Ltd. (A)	7.250	06-21-21	920,000	936,123
Lenovo Perpetual Securities, Ltd. (5.375% to 3-16-22, then 5 Year CMT + 6.257%) (B)	5.375	03-16-22	2,000,000	1,831,414
Shandong Iron and Steel Xinheng International Company, Ltd.	6.500	06-14-21	800,000	760,497
Studio City Finance, Ltd. (A)	7.250	02-11-24	1,360,000	1,383,664
Weichai International Hong Kong Energy Group Company, Ltd. (3.750% to 9-14-22, then 5 Year CMT + 6.084%) (B)	3.750	09-14-22	1,800,000	1,696,500
Yancoal International Resources Development Company, Ltd. (5.750% to 4-13-20, then 3 Year CMT + 8.300%) (B)	5.750	04-13-20	2,500,000	2,501,978
Zoomlion HK SPV Company, Ltd.	6.125	12-20-22	2,400,000	2,298,000
India 1.0%				2,566,902
HPCL-Mittal Energy, Ltd.	5.250	04-28-27	1,500,000	1,425,402
Vedanta Resources PLC	7.125	05-31-23	1,200,000	1,141,500
Indonesia 1.8%				4,731,323
ABM Investama Tbk PT (A)	7.125	08-01-22	3,200,000	2,955,418
Chandra Asri Petrochemical Tbk PT	4.950	11-08-24	500,000	457,645
Pertamina Persero PT	6.450	05-30-44	1,200,000	1,318,260
Ireland 0.5%				1,213,438
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	1,200,000	1,213,438
Luxembourg 2.3%				6,210,306
Altice Luxembourg SA (A)	7.750	05-15-22	975,000	968,906
ARD Finance SA (7.125% Cash or 7.875% PIK)	7.125	09-15-23	1,955,000	1,959,877
Avation Capital SA (A)	6.500	05-15-21	1,240,000	1,230,700
Intelsat Connect Finance SA (A)	9.500	02-15-23	375,000	362,813
Intelsat Jackson Holdings SA	5.500	08-01-23	1,185,000	1,087,238
Intelsat Jackson Holdings SA (A)	8.500	10-15-24	595,000	600,772
Malaysia 0.6%				1,638,409
Press Metal Labuan, Ltd.	4.800	10-30-22	1,700,000	1,638,409
Mauritius 0.8%				2,177,574
Greenko Investment Company	4.875	08-16-23	1,000,000	943,950
HT Global IT Solutions Holdings, Ltd.	7.000	07-14-21	1,200,000	1,233,624
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHORT DURATION CREDIT FUND	3

	Rate (%)	Maturity date		Par value^	Value
Mexico 3.2%					$8,528,996
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (A)	3.800	08-11-26		1,115,000	1,082,955
Cemex SAB de CV (A)	6.125	05-05-25		1,080,000	1,105,650
Credito Real SAB de CV (9.125% to 11-29-22, then 10 Year CMT + 7.026%) (A)(B)	9.125	11-29-22		1,630,000	1,542,404
Cydsa SAB de CV (A)	6.250	10-04-27		650,000	618,313
Petroleos Mexicanos	5.375	03-13-22		1,600,000	1,603,440
Petroleos Mexicanos	5.500	01-21-21		445,000	450,674
Petroleos Mexicanos	6.000	03-05-20		695,000	707,010
Sixsigma Networks Mexico SA de CV (A)	7.500	05-02-25		1,470,000	1,418,550
Netherlands 3.7%					9,928,823
Braskem Netherlands Finance BV (A)	3.500	01-10-23		980,000	959,185
Greenko Dutch BV	5.250	07-24-24		1,500,000	1,407,000
ING Groep NV (6.000% to 4-16-20, then 5 Year U.S. Swap Rate + 4.445%) (B)	6.000	04-16-20		2,340,000	2,335,554
Jababeka International BV	6.500	10-05-23		2,300,000	2,113,691
Listrindo Capital BV	4.950	09-14-26		1,000,000	948,250
NXP BV (A)	4.625	06-01-23		635,000	647,275
PB International BV	7.625	01-26-22		1,500,000	1,517,868
Peru 0.3%					825,019
Banco de Credito del Peru (A)	4.850	10-30-20	PEN	2,735,000	825,019
Russia 0.8%					2,256,529
ALROSA Finance SA (A)	7.750	11-03-20		850,000	895,400
Severstal OAO (A)	5.900	10-17-22		1,310,000	1,361,129
Singapore 3.2%					8,478,539
ABJA Investment Company Pte, Ltd.	5.950	07-31-24		1,800,000	1,812,186
Indika Energy Capital III Pte, Ltd.	5.875	11-09-24		1,000,000	933,150
Indika Energy Capital III Pte, Ltd. (A)	5.875	11-09-24		1,400,000	1,306,410
Modernland Overseas Pte, Ltd.	6.950	04-13-24		1,000,000	932,009
TBG Global Pte, Ltd.	5.250	02-10-22		1,800,000	1,802,005
TBLA International Pte, Ltd.	7.000	01-24-23		1,800,000	1,692,779
South Africa 0.5%					1,445,762
AngloGold Ashanti Holdings PLC	5.375	04-15-20		1,425,000	1,445,762
South Korea 0.8%					2,000,584
Woori Bank (5.250% to 5-16-22, then 5 Year CMT + 3.347%) (A)(B)	5.250	05-16-22		2,000,000	2,000,584
Taiwan 0.4%					1,083,370
WTT Investment, Ltd. (A)	5.500	11-21-22		1,100,000	1,083,370
Turkey 0.5%					1,293,270
QNB Finansbank AS (A)	4.875	05-19-22		1,340,000	1,293,270
United Arab Emirates 0.8%					2,231,981
Dubai Electricity & Water Authority (A)	7.375	10-21-20		475,000	504,384
Oztel Holdings SPC, Ltd. (A)	5.625	10-24-23		1,720,000	1,727,597
United Kingdom 2.2%					5,738,635
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (B)	7.750	09-15-23		1,080,000	1,077,300
HSBC Holdings PLC (6.250% to 3-23-23, then 5 Year U.S. ISDAFIX + 3.453%) (B)	6.250	03-23-23		1,975,000	1,970,063
Liquid Telecommunications Financing PLC (A)	8.500	07-13-22		945,000	985,218
Mclaren Finance PLC (A)	5.750	08-01-22		790,000	746,345
4	JOHN HANCOCK GLOBAL SHORT DURATION CREDIT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
United Kingdom (continued)
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (B)	8.625	08-15-21		895,000	$959,709
United States 22.5%					60,036,903
Antero Resources Corp.	5.125	12-01-22		1,300,000	1,302,080
Archrock Partners LP	6.000	10-01-22		1,685,000	1,668,150
ASP AMC Merger Sub, Inc. (A)	8.000	05-15-25		795,000	369,675
Banff Merger Sub, Inc. (A)	9.750	09-01-26		845,000	818,594
Bausch Health Americas, Inc. (A)	8.500	01-31-27		370,000	383,181
Bausch Health Companies, Inc. (A)	4.500	05-15-23	EUR	660,000	756,265
Bausch Health Companies, Inc. (A)	5.500	03-01-23		1,760,000	1,751,200
BBVA Bancomer SA (A)	6.500	03-10-21		930,000	970,920
Blue Racer Midstream LLC (A)	6.125	11-15-22		715,000	724,831
Cablevision Systems Corp.	5.875	09-15-22		1,325,000	1,366,820
CCO Holdings LLC	5.125	02-15-23		1,180,000	1,199,175
CCO Holdings LLC	5.250	09-30-22		950,000	968,406
Chesapeake Energy Corp.	7.000	10-01-24		1,100,000	1,086,250
CommScope Finance LLC (A)	5.500	03-01-24		1,500,000	1,526,250
Consolidated Communications, Inc.	6.500	10-01-22		950,000	885,875
CSI Compressco LP	7.250	08-15-22		2,300,000	2,052,750
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (A)	5.850	05-21-43		1,060,000	938,100
Diamondback Energy, Inc. (A)	4.750	11-01-24		750,000	758,438
DISH DBS Corp.	6.750	06-01-21		850,000	869,125
Eldorado Resorts, Inc.	7.000	08-01-23		1,215,000	1,272,713
EMI Music Publishing Group North America Holdings, Inc. (A)	7.625	06-15-24		900,000	954,000
Energy Transfer Operating LP (6.250% to 2-15-23, then 3 month LIBOR + 4.028%) (B)	6.250	02-15-23		1,300,000	1,183,000
Freedom Mortgage Corp. (A)	8.125	11-15-24		1,440,000	1,350,000
Freeport-McMoRan, Inc.	3.875	03-15-23		1,000,000	985,480
Frontier Communications Corp.	7.125	01-15-23		910,000	536,900
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (B)	5.000	01-21-21		1,610,000	1,518,391
Group 1 Automotive, Inc. (A)	5.250	12-15-23		1,345,000	1,341,638
HC2 Holdings, Inc. (A)	11.500	12-01-21		465,000	413,850
HCA Healthcare, Inc.	6.250	02-15-21		660,000	691,574
HCA, Inc.	7.500	02-15-22		590,000	646,788
Intrepid Aviation Group Holdings LLC (A)	8.500	08-15-21		1,150,000	1,173,000
iStar, Inc.	4.625	09-15-20		690,000	693,450
Ladder Capital Finance Holdings LLLP (A)	5.875	08-01-21		1,000,000	1,018,750
Laredo Petroleum, Inc.	6.250	03-15-23		1,295,000	1,207,588
Lions Gate Capital Holdings LLC (A)	5.875	11-01-24		485,000	491,063
Lions Gate Capital Holdings LLC (A)	6.375	02-01-24		900,000	916,020
MDC Partners, Inc. (A)	6.500	05-01-24		1,250,000	1,081,250
MEDNAX, Inc. (A)	5.250	12-01-23		790,000	798,888
Murphy Oil Corp.	4.000	06-01-22		1,000,000	991,455
National CineMedia LLC	6.000	04-15-22		1,405,000	1,420,666
Newfield Exploration Company	5.750	01-30-22		985,000	1,036,713
Oasis Petroleum, Inc.	6.875	03-15-22		643,000	642,196
Plains All American Pipeline LP (6.125% to 11-15-22, then 3 month LIBOR + 4.110%) (B)	6.125	11-15-22		960,000	887,568
Qorvo, Inc.	7.000	12-01-25		270,000	292,950
Revlon Consumer Products Corp.	5.750	02-15-21		950,000	824,125
Reynolds Group Issuer, Inc. (A)	7.000	07-15-24		650,000	665,587
Rite Aid Corp. (A)	6.125	04-01-23		415,000	354,530
Select Medical Corp.	6.375	06-01-21		1,000,000	1,003,750
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHORT DURATION CREDIT FUND	5

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
Simmons Foods, Inc. (A)	5.750	11-01-24		550,000	$453,750
Simmons Foods, Inc. (A)	7.750	01-15-24		420,000	438,900
SM Energy Company	6.125	11-15-22		1,510,000	1,502,450
Stearns Holdings LLC (A)	9.375	08-15-20		460,000	427,800
Tallgrass Energy Partners LP (A)	4.750	10-01-23		1,000,000	997,500
Team Health Holdings, Inc. (A)	6.375	02-01-25		615,000	488,156
Tenet Healthcare Corp.	6.750	06-15-23		1,300,000	1,332,500
The Chemours Company	6.625	05-15-23		995,000	1,032,362
Tribune Media Company	5.875	07-15-22		1,115,000	1,134,513
Uber Technologies, Inc. (A)	7.500	11-01-23		1,715,000	1,753,588
Uber Technologies, Inc. (A)	8.000	11-01-26		1,150,000	1,201,750
Whiting Petroleum Corp.	5.750	03-15-21		930,000	940,463
Williams Scotsman International, Inc. (A)	7.875	12-15-22		1,320,000	1,339,800

WPX Energy, Inc.	6.000	01-15-22		197,000	203,403
Term loans (C) 10.8%					$28,838,937
(Cost $29,725,939)
France 0.5%					1,357,252
Crown European Holdings SA, 2018 EUR Term Loan (1 month EURIBOR + 2.375%)	2.375	04-03-25	EUR	1,189,032	1,357,252
Luxembourg 0.3%					761,174
Mallinckrodt International Finance SA, USD Term Loan B (3 month LIBOR + 2.750%)	5.553	09-24-24		795,475	761,174
United States 10.0%					26,720,511
Ancestry.com Operations, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.750	10-19-23		1,111,568	1,104,153
Apergy Corp., 2018 1st Lien Term Loan (Prime rate + 1.500% and 1 month LIBOR + 2.500%)	5.162	05-09-25		463,614	463,035
Avaya, Inc., 2018 Term Loan B (1 and 2 month LIBOR + 4.250%)	6.780	12-15-24		990,000	988,277
BWAY Holding Company, 2017 Term Loan B (3 month LIBOR + 3.250%)	6.033	04-03-24		1,122,900	1,099,252
Cengage Learning, Inc., 2016 Term Loan B (1 month LIBOR + 4.250%)	6.740	06-07-23		853,883	786,905
CenturyLink, Inc., 2017 Term Loan B (1 month LIBOR + 2.750%)	5.243	01-31-25		605,915	596,184
Doncasters US Finance LLC, USD Term Loan (3 month LIBOR + 3.500%)	6.303	04-09-20		352,612	326,872
Freedom Mortgage Corp., 1st Lien Term Loan (1 month LIBOR + 4.750%)	7.243	02-23-22		1,120,651	1,124,383
Frontier Communications Corp., 2017 Term Loan B1 (1 month LIBOR + 3.750%)	6.250	06-15-24		646,341	622,103
FTS International, Inc., New Term Loan B (1 month LIBOR + 4.750%)	7.243	04-16-21		409,634	408,483
Gates Global LLC, 2017 EUR Repriced Term Loan B (3 month EURIBOR + 3.000%)	3.000	04-01-24	EUR	795,340	895,838
Gentiva Health Services, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	6.250	07-02-25		1,290,882	1,292,496
LSC Communications, Inc., 2017 Term Loan B (1 month LIBOR + 5.500%)	7.993	09-30-22		1,073,970	1,067,258
Marriott Ownership Resorts, Inc., 2018 Term Loan B (1 month LIBOR + 2.250%)	4.743	08-29-25		1,000,000	996,250
McGraw-Hill Global Education Holdings LLC, 2016 Term Loan B (1 month LIBOR + 4.000%)	6.493	05-04-22		967,557	889,610
Metro-Goldwyn-Mayer, Inc., 2018 2nd Lien Term Loan (1 month LIBOR + 4.500%)	7.000	07-03-26		550,000	535,563
National Mentor Holdings, Inc., Term Loan B (3 month LIBOR + 3.000%)	5.803	01-31-21		1,078,239	1,076,439
Neiman Marcus Group, Ltd. LLC, 2020 Term Loan (1 month LIBOR + 3.250%)	5.763	10-25-20		1,212,974	1,112,249
NeuStar, Inc., 2nd Lien Term Loan (1 month LIBOR + 8.000%)	10.493	08-08-25		634,824	620,540
New Arclin US Holding Corp., 2018 Term Loan (1 month LIBOR + 3.500%)	5.993	02-14-24		921,243	910,879
6	JOHN HANCOCK GLOBAL SHORT DURATION CREDIT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B (6 month LIBOR + 3.500%)	6.370	04-26-24	1,172,150	$1,138,943
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan (3 month LIBOR + 3.000%)	5.737	11-03-23	1,485,879	1,413,443
Refinitiv US Holdings, Inc., 2018 USD Term Loan (1 month LIBOR + 3.750%)	6.243	10-01-25	1,000,000	984,110
Select Medical Corp., 2017 Term Loan B (1 month LIBOR + 2.500%)	4.990	03-06-25	1,075,892	1,066,478
Team Health Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 2.750%)	5.243	02-06-24	1,004,662	905,873
The Edelman Financial Center LLC, 2018 1st Lien Term Loan (3 month LIBOR + 3.250%)	6.037	07-21-25	800,000	798,336
Twin River Management Group, Inc., New Term Loan B (3 month LIBOR + 3.500%)	6.303	07-10-20	1,160,140	1,158,202
West Corp., 2017 Term Loan (1 and 3 month LIBOR + 4.000%)	6.629	10-10-24	1,513,839	1,429,942

West Corp., 2018 Term Loan B1 (1 and 3 month LIBOR + 3.500%)	6.129	10-10-24	970,125	908,415
Collateralized mortgage obligations 4.1%				$10,905,677
(Cost $10,737,598)
United States 4.1%				10,905,677
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class F (A)(D)	3.596	04-14-33	2,000,000	1,910,987
BBCMS Mortgage Trust Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (A)(E)	4.926	03-15-37	1,160,000	1,154,184
BX Commercial Mortgage Trust Series 2018-BIOA, Class E (1 month LIBOR + 1.951%) (A)(E)	4.440	03-15-37	835,000	831,853
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (A)(D)	3.786	04-10-28	500,000	503,926
Commercial Mortgage Trust (Deutsche Bank AG) Series 2014-TWC, Class E (1 month LIBOR + 3.250%) (A)(E)	5.748	02-13-32	1,500,000	1,501,883
GAHR Commercial Mortgage Trust Series 2015-NRF, Class EFX (A)(D)	3.382	12-15-34	1,310,000	1,283,592
GS Mortgage Securities Trust Series 2016-RENT, Class E (A)(D)	4.067	02-10-29	1,780,000	1,770,852
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (1 month LIBOR + 3.650%) (A)(E)	6.414	08-05-34	135,000	135,058
MSCG Trust Series 2016-SNR, Class D (A)	6.550	11-15-34	943,500	938,471

WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (1 month LIBOR + 2.571%) (A)(E)	5.060	11-15-29	875,736	874,871
Asset backed securities 0.9%				$2,536,326
(Cost $2,479,455)
United States 0.9%				2,536,326
Coinstar Funding LLC Series 2017-1A, Class A2 (A)	5.216	04-25-47	142,463	143,173
Driven Brands Funding LLC Series 2015-1A, Class A2 (A)	5.216	07-20-45	1,122,300	1,154,970
VB-S1 Issuer LLC Series 2016-1A, Class F (A)	6.901	06-15-46	1,000,000	1,031,846
Westgate Resorts LLC Series 2015-2A, Class B (A)	4.000	07-20-28	206,909	206,337

	Shares	Value
Common stocks 0.2%		$482,266
(Cost $585,067)
United States 0.2%		482,266
Allergan PLC	1,995	274,731

Avaya Holdings Corp. (F)	13,398	207,535
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHORT DURATION CREDIT FUND	7

	Shares	Value

Preferred securities 1.8%		$4,947,591
(Cost $4,778,436)
United States 1.8%		4,947,591
Crown Castle International Corp., 6.875%	1,735	1,925,121
DTE Energy Company, 6.500%	11,530	638,647
GMAC Capital Trust I (3 month LIBOR + 5.785%), 8.469% (E)	60,170	1,563,818
Nabors Industries, Ltd., 6.000%	6,350	162,370

Sempra Energy, 6.000%	4,504	467,155
Sempra Energy, 6.750%	1,816	190,480
Warrants 0.0%		$4,271
(Cost $0)
Avaya Holdings Corp. (Expiration Date: 12-15-22; Strike Price: $25.55) (F)	2,773	4,160
Halcon Resources Corp. (Expiration Date: 9-9-20; Strike Price: $14.04) (F)	5,544	111

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.4%				$6,358,000
(Cost $6,358,000)
U.S. Government Agency 2.4%				6,358,000
Federal Agricultural Mortgage Corp. Discount Note	2.250	03-01-19	1,814,000	1,814,000
Federal Home Loan Bank Discount Note	2.250	03-01-19	4,544,000	4,544,000
Total investments (Cost $257,908,397) 95.2%				$253,921,455
Other assets and liabilities, net 4.8%				12,838,608
Total net assets 100.0%				$266,760,063

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
PEN	Peruvian Nuevo Sol

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $98,517,033 or 36.9% of the fund's net assets as of 2-28-19.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following sector composition as a percentage of net assets on 2-28-19:
8	JOHN HANCOCK GLOBAL SHORT DURATION CREDIT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Energy	15.6%
Financials	14.3%
Communication services	12.3%
Materials	12.1%
Real estate	9.5%
Health care	5.1%
Information technology	5.0%
Collateralized mortgage obligations	4.1%
Industrials	4.0%
Consumer discretionary	3.6%
Utilities	2.8%
Consumer staples	2.7%
Asset backed securities	0.9%
Foreign government obligations	0.8%
Short-term investments and other	7.2%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHORT DURATION CREDIT FUND	9

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	30	Short	Jun 2019	$(3,670,961)	$(3,660,000)	$10,961
German Euro BUND Futures	28	Short	Mar 2019	(5,171,854)	(5,264,889)	(93,035)
						$(82,074)
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
MXN	4,430,000	USD	217,980	Goldman Sachs Bank USA	3/20/2019	$11,196	—
USD	5,517,884	MXN	115,724,760	Citibank N.A.	3/20/2019	—	$(468,880)
USD	807,857	PEN	2,735,000	State Street Bank and Trust Company	10/30/2019	—	(14,785)
						$11,196	$(483,665)

Derivatives Currency Abbreviations
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
10	JOHN HANCOCK GLOBAL SHORT DURATION CREDIT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2019, by major security category or type:

	Total value at 2-28-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Foreign government obligations	$1,974,284	—	$1,974,284	—
Corporate bonds	197,874,103	—	197,874,103	—
Term loans	28,838,937	—	28,838,937	—
Collateralized mortgage obligations	10,905,677	—	10,905,677	—
Asset backed securities	2,536,326	—	2,536,326	—
Common stocks	482,266	$482,266	—	—
Preferred securities	4,947,591	3,022,470	1,925,121	—
Warrants	4,271	4,271	—	—
Short-term investments	6,358,000	—	6,358,000	—
Total investments in securities	$253,921,455	$3,509,007	$250,412,448	—
Derivatives:
Assets
Futures	$10,961	$10,961	—	—
Forward foreign currency contracts	11,196	—	$11,196	—
Liabilities
Futures	(93,035)	(93,035)	—	—
Forward foreign currency contracts	(483,665)	—	(483,665)	—

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of

       11

secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended February 28, 2019, the fund used futures contracts to manage duration and maintain diversity of the fund.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended February 28, 2019, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       12

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	426Q3	02/19
This report is for the information of the shareholders of John Hancock Global Short Duration Credit Fund.		4/19

John Hancock

ESG Core Bond Fund

Quarterly portfolio holdings 2/28/19

Fund’s investments
As of 2-28-19 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 36.9%				$21,204,696
(Cost $21,251,239)
U.S. Government 29.8%				17,125,465
U.S. Treasury
Note	1.625	07-31-20	350,000	345,434
Note	1.625	02-15-26	1,000,000	936,289
Note	1.750	10-31-20	1,300,000	1,282,785
Note	1.750	05-15-23	950,000	920,721
Note	1.875	07-31-22	600,000	587,625
Note	1.875	10-31-22	550,000	537,711
Note	2.000	05-31-21	1,150,000	1,137,018
Note	2.000	02-15-23	500,000	490,234
Note	2.000	04-30-24	400,000	389,469
Note	2.000	02-15-25	650,000	628,723
Note	2.250	11-15-24	1,250,000	1,228,271
Note	2.250	08-15-27	500,000	483,652
Note	2.250	11-15-27	675,000	651,691
Note	2.375	08-15-24	2,000,000	1,980,625
Note	2.375	05-15-27	900,000	880,664
Note	2.500	05-15-24	950,000	947,625
Note	2.750	02-15-24	1,000,000	1,009,961
Note	2.750	02-15-28	600,000	602,250
Note	2.875	11-15-21	750,000	757,061
Note	2.875	05-15-28	450,000	456,047
Note	2.875	08-15-28	350,000	354,539
Note	3.125	11-15-28	500,000	517,070
U.S. Government Agency 7.1%				4,079,231
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	3.000	03-01-32	798,948	798,207
15 Yr Pass Thru	3.500	03-01-30	390,821	398,162
15 Yr Pass Thru	4.000	05-01-33	492,199	506,042
Federal National Mortgage Association
15 Yr Pass Thru	3.500	01-01-32	387,763	394,297
15 Yr Pass Thru	4.000	05-01-33	522,306	539,748
30 Yr Pass Thru	4.000	10-01-47	405,183	417,341
30 Yr Pass Thru	4.500	01-01-46	564,699	590,121

30 Yr Pass Thru	5.000	11-01-39	406,684	435,313
Corporate bonds 39.4%				$22,648,443
(Cost $22,753,484)
Communication services 2.4%				1,384,773
Diversified telecommunication services 1.7%
AT&T, Inc.	4.125	02-17-26	490,000	490,241
Verizon Communications, Inc.	5.150	09-15-23	445,000	482,921
Media 0.7%
Comcast Corp.	3.150	03-01-26	420,000	411,611
Consumer discretionary 1.5%				873,380
Hotels, restaurants and leisure 0.5%
Starbucks Corp.	3.500	03-01-28	275,000	268,347
Specialty retail 1.0%
Lowe's Companies, Inc.	3.100	05-03-27	265,000	250,024
The Home Depot, Inc.	3.350	09-15-25	350,000	355,009
2	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples 2.9%				$1,656,909
Beverages 0.9%
Diageo Capital PLC	4.828	07-15-20	235,000	241,002
PepsiCo, Inc.	2.750	03-05-22	255,000	255,123
Food products 0.6%
General Mills, Inc.	3.150	12-15-21	375,000	375,891
Household products 0.4%
The Clorox Company	3.900	05-15-28	200,000	204,363
Personal products 1.0%
The Estee Lauder Companies, Inc.	3.150	03-15-27	225,000	220,625
Unilever Capital Corp.	4.250	02-10-21	350,000	359,905
Energy 3.2%				1,842,342
Energy equipment and services 0.4%
Schlumberger Investment SA	3.650	12-01-23	250,000	257,097
Oil, gas and consumable fuels 2.8%
Enbridge, Inc.	4.000	10-01-23	270,000	274,712
Equinor ASA	2.650	01-15-24	350,000	344,292
Equinor ASA	2.900	11-08-20	200,000	200,383
Shell International Finance BV	3.250	05-11-25	300,000	300,864
Total Capital International SA	3.455	02-19-29	200,000	199,488
Total Capital SA	4.450	06-24-20	260,000	265,506
Financials 13.2%				7,597,417
Banks 8.8%
Bank of America Corp.	3.248	10-21-27	175,000	167,460
Bank of America Corp.	4.000	04-01-24	345,000	354,829
Bank of Montreal	1.900	08-27-21	250,000	243,737
BNP Paribas SA	3.250	03-03-23	430,000	433,347
Citigroup, Inc.	3.200	10-21-26	500,000	478,988
HSBC Holdings PLC	2.650	01-05-22	375,000	369,150
International Bank for Reconstruction & Development	1.125	11-27-19	550,000	543,707
International Finance Corp.	1.750	03-30-20	225,000	222,836
JPMorgan Chase & Co.	3.300	04-01-26	695,000	680,857
KeyCorp	2.900	09-15-20	270,000	270,078
The PNC Financial Services Group, Inc.	3.500	01-23-24	295,000	297,454
The Toronto-Dominion Bank	1.800	07-13-21	405,000	394,709
US Bancorp	2.375	07-22-26	300,000	281,578
Westpac Banking Corp.	2.000	08-19-21	300,000	292,211
Capital markets 2.7%
Morgan Stanley	2.625	11-17-21	520,000	512,924
State Street Corp.	2.550	08-18-20	250,000	248,911
The Bank of New York Mellon Corp.	3.550	09-23-21	265,000	269,285
The Goldman Sachs Group, Inc.	3.500	11-16-26	565,000	543,630
Consumer finance 0.8%
American Express Credit Corp.	2.200	03-03-20	480,000	476,968
Insurance 0.9%
Chubb INA Holdings, Inc.	2.300	11-03-20	240,000	237,656
Marsh & McLennan Companies, Inc.	2.750	01-30-22	280,000	277,102
Health care 6.4%				3,659,857
Biotechnology 1.4%
AbbVie, Inc.	2.300	05-14-21	250,000	245,707
Celgene Corp.	3.250	02-20-23	320,000	317,225
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Biotechnology (continued)
Novartis Capital Corp.	3.000	11-20-25	275,000	$273,437
Health care equipment and supplies 0.7%
Medtronic, Inc.	3.150	03-15-22	375,000	378,000
Health care providers and services 2.8%
Anthem, Inc.	3.650	12-01-27	330,000	324,614
CVS Health Corp.	2.800	07-20-20	150,000	149,216
CVS Health Corp.	3.875	07-20-25	365,000	364,239
UnitedHealth Group, Inc.	2.875	03-15-22	296,000	295,781
UnitedHealth Group, Inc.	3.350	07-15-22	250,000	253,182
UnitedHealth Group, Inc.	3.875	12-15-28	200,000	205,303
Pharmaceuticals 1.5%
Merck & Company, Inc.	2.400	09-15-22	260,000	256,133
Sanofi	4.000	03-29-21	450,000	460,891
Zoetis, Inc.	3.250	02-01-23	137,000	136,129
Industrials 2.3%				1,338,014
Aerospace and defense 0.9%
Lockheed Martin Corp.	3.550	01-15-26	250,000	254,128
The Boeing Company	3.200	03-01-29	255,000	250,083
Air freight and logistics 0.3%
United Parcel Service, Inc.	3.050	11-15-27	215,000	209,392
Commercial services and supplies 0.4%
Waste Management, Inc.	2.400	05-15-23	225,000	217,987
Machinery 0.4%
Deere & Company	2.600	06-08-22	255,000	253,698
Road and rail 0.3%
CSX Corp.	3.700	11-01-23	150,000	152,726
Information technology 3.3%				1,885,481
Communications equipment 0.5%
Cisco Systems, Inc.	1.850	09-20-21	280,000	273,659
Semiconductors and semiconductor equipment 0.8%
Intel Corp.	3.300	10-01-21	430,000	435,785
Software 1.2%
Microsoft Corp.	2.700	02-12-25	300,000	295,079
Oracle Corp.	2.400	09-15-23	210,000	204,082
Oracle Corp.	2.500	05-15-22	220,000	217,140
Technology hardware, storage and peripherals 0.8%
Apple, Inc.	2.850	02-23-23	460,000	459,736
Materials 0.9%				497,893
Chemicals 0.9%
Eastman Chemical Company	3.600	08-15-22	240,000	241,525
Ecolab, Inc.	3.250	01-14-23	255,000	256,368
Real estate 1.3%				773,841
Equity real estate investment trusts 1.3%
AvalonBay Communities, Inc.	2.950	09-15-22	350,000	346,572
Boston Properties LP	3.800	02-01-24	200,000	201,549
Simon Property Group LP	3.375	10-01-24	225,000	225,720
4	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities 2.0%				$1,138,536
Electric utilities 1.6%
MidAmerican Energy Company	3.100	05-01-27	275,000	268,766
NSTAR Electric Company	2.375	10-15-22	380,000	370,056
Xcel Energy, Inc.	4.000	06-15-28	250,000	255,735
Independent power and renewable electricity producers 0.4%

NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	250,000	243,979
Municipal bonds 13.0%				$7,441,347
(Cost $7,519,786)
City of Avondale (Arizona)	2.240	07-01-20	450,000	446,189
City of New York	2.260	03-01-22	385,000	375,132
City of San Francisco Public Utilities Commission Water Revenue (California)	2.806	11-01-23	450,000	448,083
Gateway School District Alleghany County (Pennsylvania)	1.887	07-15-22	325,000	313,706
Jackson State University Educational Building Corp. (Mississippi)	2.720	03-01-23	295,000	290,985
Kent City School District (Ohio)	5.000	12-01-20	350,000	361,851
Louisiana Public Facilities Authority	2.193	12-15-20	700,000	688,870
New Mexico Finance Authority	2.135	06-15-20	400,000	397,588
New Mexico Finance Authority	2.287	06-15-21	195,000	193,315
New York City Transitional Finance Authority Future Tax Secured Revenue	2.150	05-01-25	350,000	328,276
New York State Environmental Facilities Corp.	1.885	01-15-20	330,000	327,650
Passaic Valley Water Commission (New Jersey)	2.739	12-15-25	475,000	458,062
Santa Rosa Regional Resources Authority (California)	2.900	08-01-25	200,000	197,656
Tennessee State School Bond Authority	2.054	11-01-21	660,000	647,051
Texas A&M University	3.231	05-15-27	350,000	350,602
Texas Public Finance Authority	2.000	02-01-20	265,000	263,028
Texas Public Finance Authority	4.000	02-01-23	215,000	222,519
Texas State University System	3.277	03-15-27	370,000	365,523
University of California	2.253	05-15-20	390,000	387,793

University of North Texas	3.357	04-15-27	375,000	377,468
Asset backed securities 9.0%				$5,173,778
(Cost $5,170,608)
Asset backed securities 9.0%				5,173,778
American Express Credit Account Master Trust Series 2019-1, Class A	2.870	10-15-24	1,000,000	1,001,847
BA Credit Card Trust Series 2018-A3, Class A3	3.100	12-25-23	715,000	720,869
Chase Issuance Trust
Series 2016-A5, Class A5	1.270	07-15-21	750,000	746,187
Series 2017-A1, Class A (1 month LIBOR + 0.300%) (A)	2.789	01-15-22	285,000	285,327
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1	2.490	01-20-23	755,000	751,236
Ford Credit Auto Owner Trust
Series 2016-B, Class A3	1.330	10-15-20	65,339	65,142
Series 2016-C, Class A3	1.220	03-15-21	606,316	602,287
Series 2018-B, Class A3	3.240	04-15-23	546,000	551,071
Honda Auto Receivables Owner Trust Series 2017-2, Class A3	1.680	08-16-21	453,170	449,812

	Yield (%)	Shares	Value
Short-term investments 1.3%			$714,425
(Cost $714,425)
Money market funds 1.3%			714,425
JPMorgan U.S. Government Money Market Fund, Institutional Class	2.2829(B)	714,425	714,425

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND	5

Total investments (Cost $57,409,542) 99.6%	$57,182,689
Other assets and liabilities, net 0.4%	240,615
Total net assets 100.0%	$57,423,304

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	The rate shown is the annualized seven-day yield as of 2-28-19.
6	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2019, all investments are categorized as Level 2 under the hierarchy described above, except for money market funds, which are categorized as Level 1.

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	468Q3	02/19
This report is for the information of the shareholders of John Hancock ESG Core Bond Fund.		4/19

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	April 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	April 24, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	April 24, 2019